United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/13

Date of Reporting Period: Quarter ended 04/30/13

Item 1. Schedule of Investments

Federated Automated Cash Management Trust
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Security—0.2%
		Finance - Banking—0.2%
$5,769,231	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	$5,769,230
		Bank Note—2.2%
		Finance - Banking—2.2%
60,000,000		Bank of America N.A., 0.280% - 0.300%, 5/29/2013 - 7/12/2013	60,000,000
		Certificates of Deposit—37.8%
		Finance - Banking—37.8%
15,000,000		BNP Paribas SA, 0.260%, 5/3/2013	15,000,000
5,000,000	[2]	Bank of Montreal, 0.300%, 6/17/2013	5,000,000
10,000,000		Bank of Montreal, 0.380%, 10/15/2013	10,000,000
40,000,000	[2]	Bank of Nova Scotia, Toronto, 0.350%, 5/9/2013	40,000,000
120,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.240%, 6/19/2013 - 8/27/2013	120,000,000
40,000,000		Barclays Bank PLC, 0.220%, 6/7/2013	40,000,000
50,100,000	[2]	Canadian Imperial Bank of Commerce, 0.309%, 5/24/2013	50,100,000
35,000,000		Citibank NA, New York, 0.240% - 0.270%, 5/14/2013 - 6/21/2013	35,000,000
30,000,000		Credit Agricole Corporate and Investment Bank, 0.290%, 6/17/2013	30,000,000
15,000,000		Credit Suisse, Zurich, 0.240%, 7/18/2013	15,000,000
50,000,000		Credit Suisse, Zurich, 0.260%, 8/26/2013	50,000,000
90,000,000		Deutsche Bank AG, 0.250%, 7/19/2013	90,000,000
40,000,000	[2]	JPMorgan Chase Bank, N.A., 0.399%, 5/21/2013	40,000,000
130,000,000		Mizuho Corporate Bank Ltd., 0.230% - 0.240%, 5/2/2013 - 8/1/2013	130,000,000
50,000,000	[2]	Royal Bank of Canada, Montreal, 0.350%, 5/1/2013	50,000,000
25,000,000	[2]	Royal Bank of Canada, Montreal, 0.360%, 5/1/2013	25,000,000
45,000,000		Societe Generale, Paris, 0.290%, 5/13/2013	45,000,000
132,000,000		Sumitomo Mitsui Banking Corp., 0.240% - 0.250%, 5/28/2013 - 9/4/2013	132,000,000
80,000,000		Svenska Handelsbanken, Stockholm, 0.220%, 7/15/2013	80,000,833
		TOTAL CERTIFICATES OF DEPOSIT	1,002,100,833
		Collateralized Loan Agreements—9.8%
		Finance - Banking—9.8%
10,000,000		Barclays Capital, Inc., 0.771%, 7/22/2013	10,000,000
50,000,000		Citigroup Global Markets, Inc., 0.659% - 0.801%, 5/1/2013 - 6/28/2013	50,000,000
10,000,000		Credit Suisse Securities (USA) LLC, 0.689%, 7/23/2013	10,000,000
40,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.456%, 5/1/2013	40,000,000
75,000,000		RBS Securities, Inc., 0.497%, 5/30/2013	75,000,000
75,000,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 6/24/2013 - 7/30/2013	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	260,000,000
		Commercial Paper—27.2%[3]
		Finance - Automotive—0.2%
4,000,000		FCAR Owner Trust, (Series A1+/P1), 0.331%, 7/1/2013	3,997,763
		Finance - Banking—12.9%
75,000,000		Australia & New Zealand Banking Group, Melbourne, 0.228%, 5/28/2013	74,999,441
20,000,000		BNP Paribas Finance, Inc., 0.250%, 5/3/2013	19,999,722
75,000,000		Barclays U.S. Funding Corp., 0.210%, 7/16/2013	74,966,750
40,200,000		Credit Agricole North America, Inc., 0.260% - 0.270%, 6/14/2013 - 7/8/2013	40,183,479
10,000,000		DNB Bank ASA, 0.210%, 7/10/2013	9,995,917
20,000,000		JPMorgan Chase & Co., 0.300%, 8/5/2013	19,984,000
3,000,000	[1,4]	LMA-Americas LLC, 0.270%, 7/17/2013	2,998,267
1

Principal Amount			Value
		Commercial Paper—continued[3]
		Finance - Banking—continued
$30,000,000	[1,4]	Northern Pines Funding LLC, 0.240%, 6/27/2013	$29,988,600
25,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.300%, 5/2/2013	24,999,792
20,000,000	[2]	Westpac Banking Corp. Ltd., Sydney, 0.248%, 5/29/2013	20,000,000
25,000,000	[2]	Westpac Banking Corp. Ltd., Sydney, 0.250%, 5/8/2013	25,000,000
		TOTAL	343,115,968
		Finance - Commercial—1.1%
30,000,000	[1,4]	Atlantic Asset Securitization LLC, 0.250% - 0.260%, 5/13/2013 - 7/9/2013	29,995,438
		Finance - Retail—3.8%
25,000,000	[1,4]	Barton Capital LLC, 0.270%, 5/1/2013	25,000,000
40,000,000	[1,4]	Chariot Funding LLC, 0.270%, 9/3/2013 - 10/7/2013	39,958,675
35,000,000	[1,4]	Jupiter Securitization Co. LLC, 0.270%, 10/1/2013	34,959,838
		TOTAL	99,918,513
		Sovereign—9.2%
100,000,000	[1,4]	Caisse des Depots et Consignations (CDC), 0.210% - 0.310%, 6/13/2013 - 8/30/2013	99,937,915
4,600,000	[1,4]	Caisse des Depots et Consignations (CDC), 0.270%, 10/16/2013	4,594,204
50,000,000	[1,4]	Erste Abwicklungsanstalt, 0.341%, 7/5/2013	49,969,306
90,000,000	[1,4]	Kells Funding, LLC, 0.240% - 0.341%, 5/2/2013 - 7/8/2013	89,983,433
		TOTAL	244,484,858
		TOTAL COMMERCIAL PAPER	721,512,540
		Corporate Bonds—2.9%
		Finance - Banking—0.5%
12,730,000		Bank of Montreal, 1.750%, 4/29/2014	12,892,235
		Finance - Commercial—2.4%
4,650,000	[2]	General Electric Capital Corp., 0.443%, 5/8/2013	4,650,061
37,500,000	[2]	General Electric Capital Corp., 0.910%, 7/8/2013	37,723,161
7,000,000		General Electric Capital Corp., 1.002%, 4/24/2014	7,049,148
2,500,000		General Electric Capital Corp., 2.100%, 1/7/2014	2,530,116
12,427,000		General Electric Capital Corp., 4.800%, 5/1/2013	12,427,000
		TOTAL	64,379,486
		TOTAL CORPORATE BONDS	77,271,721
		Funding Agreement—0.6%
		Insurance—0.6%
15,000,000		Metropolitan Life Insurance Co., 0.542%, 5/14/2013	15,000,000
		Notes - Variable—8.0%[2]
		Finance - Banking—6.7%
5,885,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.220%, 5/2/2013	5,885,000
3,165,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.900%, 5/1/2013	3,165,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.450%, 5/2/2013	8,235,000
653,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	653,000
4,055,000		Cunat Capital Corp., Jackson Grove, LLC (Series 2008), (BMO Harris Bank, N.A. LOC), 0.240%, 5/2/2013	4,055,000
4,805,000		Cunat Capital Corp., The Pointe at Cedar Rapids (Series 2007), (BMO Harris Bank, N.A. LOC), 0.230%, 5/2/2013	4,805,000
14,700,000		Illinois Finance Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/2/2013	14,700,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.190%, 5/2/2013	25,000,000
11,837,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.190%, 5/2/2013	11,837,000
2,545,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.300%, 5/2/2013	2,545,000
10,000,000		PNC Bank, N.A., 0.535%, 6/20/2013	10,000,000
6,850,000		Royal Crest Dairy, Inc., (Series 2011), (U.S. Bank, N.A. LOC), 0.300%, 5/2/2013	6,850,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of Montreal LOC), 0.210%, 5/1/2013	25,000,000
19,705,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2013	19,705,000
25,000,000		Wells Fargo Bank, N.A., 0.354%, 6/24/2013	25,000,000
2

Principal Amount		Value
	Notes - Variable—continued[2]
	Finance - Banking—continued
$11,055,000	Wisconsin HEFA, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/1/2013	$11,055,000
	TOTAL	178,490,000
	Finance - Commercial—0.1%
1,850,000	General Electric Capital Corp., 1.189%, 5/22/2013	1,851,013
1,397,000	General Electric Capital Corp., 1.284%, 6/24/2013	1,401,550
	TOTAL	3,252,563
	Government Agency—1.2%
10,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.180%, 5/2/2013	10,000,000
1,985,000	Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.400%, 5/2/2013	1,985,000
7,400,000	LP-RE I,LLC, (Series 2011), (FHLB of Dallas LOC), 0.260%, 5/2/2013	7,400,000
7,450,000	Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.200%, 5/2/2013	7,450,000
4,405,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.298%, 5/2/2013	4,405,000
	TOTAL	31,240,000
	TOTAL NOTES - VARIABLE	212,982,563
	Time Deposit—2.1%
	Finance - Banking—2.1%
55,000,000	Toronto Dominion Bank, 0.150%, 5/1/2013	55,000,000
	Repurchase Agreement—9.1%
240,718,000	Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632. (AT COST)	240,718,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	2,650,354,887
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	2,146,558
	TOTAL NET ASSETS—100%	$2,652,501,445
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $413,154,906, which represented 15.6% of total net assets.
2	Denotes a variable rate security with current rate and next reset date shown.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $407,385,676, which represented 15.4% of total net assets.
3

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9/7/2012	$5,769,230	$5,769,230
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
4
Federated Automated Government Money Trust
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—72.4%
$19,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.12%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,098,700 on 5/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $479,468,784.	$19,000,000
100,000,000		Interest in $425,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $425,001,653 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2019 and the market value of those underlying securities was $433,501,769.	100,000,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,005,833 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $1,530,005,986.	100,000,000
100,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,014,583 on 5/1/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $3,566,308,631.	100,000,000
100,000,000		Interest in $675,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $675,002,813 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $688,502,884.	100,000,000
105,495,000		Interest in $4,000,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,015,556 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $4,080,016,288.	105,495,000
45,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 4/24/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,011,667 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,020,011,944.	45,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,020,004,057.	100,000,000
29,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.12%, dated 4/3/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,070,400 on 5/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2017 and the market value of those underlying securities was $652,858,843.	29,000,000
52,000,000	[1]	Interest in $1,183,000,000 joint repurchase agreement 0.14%, dated 3/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,183,142,617 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2020 and the market value of those underlying securities was $1,206,800,896.	52,000,000
100,000,000		Interest in $800,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,003,333 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $816,297,979.	100,000,000
4,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 0.13%, dated 4/15/2013 under which RBS Securities, Inc. will repurchase a security provided as collateral for $100,010,833 on 5/15/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 4/15/2016 and the market value of that underlying security was $102,009,378.	4,000,000
100,000,000		Interest in $1,925,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,925,008,021 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $1,963,508,269.	100,000,000
23,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 4/29/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,008,750 on 5/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,005,947.	23,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	977,495,000
1

Principal Amount			Value
		U.S. Treasury—27.5%
$6,875,000	[2]	United States Treasury Bills, 0.110%, 8/8/2013	$6,872,920
16,500,000	[2]	United States Treasury Bills, 0.130%, 8/22/2013	16,493,267
34,500,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	34,769,727
9,000,000		United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	9,072,027
34,750,000		United States Treasury Notes, 0.250% - 2.000%, 11/30/2013	34,995,419
36,000,000		United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	36,178,718
7,000,000		United States Treasury Notes, 0.250%, 1/31/2014	7,005,410
6,500,000		United States Treasury Notes, 0.250%, 2/28/2014	6,505,378
24,000,000		United States Treasury Notes, 0.500% - 4.250%, 11/15/2013	24,397,015
28,000,000		United States Treasury Notes, 0.500%, 10/15/2013	28,042,348
24,000,000		United States Treasury Notes, 0.750%, 12/15/2013	24,095,400
8,000,000		United States Treasury Notes, 0.750%, 9/15/2013	8,017,125
8,000,000		United States Treasury Notes, 1.000%, 1/15/2014	8,048,737
10,000,000		United States Treasury Notes, 1.000%, 7/15/2013	10,015,610
34,750,000		United States Treasury Notes, 1.125%, 6/15/2013	34,790,010
14,000,000		United States Treasury Notes, 1.250%, 2/15/2014	14,120,332
8,000,000		United States Treasury Notes, 1.250%, 3/15/2014	8,074,464
3,000,000		United States Treasury Notes, 1.250%, 4/15/2014	3,030,467
18,500,000		United States Treasury Notes, 1.375%, 5/15/2013	18,508,300
13,500,000		United States Treasury Notes, 3.375%, 6/30/2013	13,571,544
7,000,000		United States Treasury Notes, 3.375%, 7/31/2013	7,055,690
18,000,000		United States Treasury Notes, 4.250%, 8/15/2013	18,216,529
		TOTAL U.S. TREASURY	371,876,437
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[3]	1,349,371,437
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	1,654,441
		TOTAL NET ASSETS—100%	$1,351,025,878
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Capital Reserves Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.6%
		Finance - Automotive—0.4%
$30,722,820		BMW Vehicle Lease Trust 2013-1, Class A1, 0.200%, 1/21/2014	$30,722,820
13,444,561		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	13,444,561
3,779,933		SMART Series 2012-4US Trust, Class A1, 0.290%, 10/14/2013	3,779,933
		TOTAL	47,947,314
		Finance - Equipment—0.2%
7,539,463		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	7,539,463
18,838,309	[1,2]	GreatAmerica Leasing Receivables 2013-1, Class A1, 0.240%, 2/18/2014	18,838,309
		TOTAL	26,377,772
		BANK NOTE—2.1%
		Banking—2.1%
248,000,000		Bank of America N.A., 0.280% - 0.300%, 5/29/2013 - 7/12/2013	248,000,000
		CERTIFICATES OF DEPOSIT—27.8%
		Banking—27.8%
540,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.250%, 5/29/2013 - 8/27/2013	540,000,000
200,000,000		BNP Paribas SA, 0.240%, 5/6/2013	200,000,000
37,000,000		Citibank NA, New York, 0.240%, 6/21/2013	37,000,000
180,000,000		Credit Agricole Corporate and Investment Bank, 0.290%, 6/14/2013	180,000,000
50,000,000		Credit Suisse, Zurich, 0.240%, 7/18/2013	50,000,000
50,000,000		Credit Suisse, Zurich, 0.260%, 8/26/2013	50,000,000
195,000,000		Deutsche Bank AG, 0.250%, 6/7/2013	195,002,003
30,000,000		DNB Bank ASA, 0.220%, 6/14/2013	30,000,000
159,000,000		Fifth Third Bank, Cincinnati, 0.300% - 0.310%, 6/4/2013 - 7/25/2013	159,000,000
265,000,000		Mizuho Corporate Bank Ltd., 0.230% - 0.240%, 5/14/2013 - 8/1/2013	265,000,000
205,000,000		Natixis, 0.240% - 0.300%, 5/13/2013 - 6/12/2013	205,000,000
130,000,000		Societe Generale, Paris, 0.280% - 0.300%, 5/8/2013 - 6/19/2013	130,000,000
553,000,000		Sumitomo Mitsui Banking Corp., 0.150% - 0.260%, 5/6/2013 - 7/2/2013	553,000,000
240,000,000		Svenska Handelsbanken, Stockholm, 0.220%, 7/15/2013	240,002,498
75,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	75,000,000
300,000,000		UBS AG, 0.220%, 6/13/2013	300,000,000
		TOTAL	3,209,004,501
		COLLATERALIZED LOAN AGREEMENTS—9.5%
		Banking—9.5%
175,000,000		Barclays Capital, Inc., 0.203% - 0.771%, 7/22/2013 - 7/29/2013	175,000,000
360,000,000		Citigroup Global Markets, Inc., 0.608% - 0.801%, 5/1/2013 - 6/28/2013	360,000,000
303,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.689%, 5/1/2013 - 7/23/2013	303,000,000
15,000,000		Deutsche Bank Securities, Inc., 0.558%, 5/1/2013	15,000,000
95,000,000		Goldman Sachs & Co., 0.446%, 5/1/2013	95,000,000
150,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.456% - 0.771%, 5/1/2013 - 7/22/2013	150,000,000
		TOTAL	1,098,000,000
		COMMERCIAL PAPER—28.5%[3]
		Aerospace/Auto—0.5%
58,300,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.320% - 0.330%, 5/3/2013 - 5/10/2013	58,297,456
		Banking—11.6%
35,000,000		Credit Agricole North America, Inc., 0.270%, 6/14/2013	34,988,450
20,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.400%, 6/28/2013	19,987,111
140,000,000		JPMorgan Chase & Co., 0.280% - 0.300%, 8/14/2013 - 9/6/2013	139,870,667
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Banking—continued
$500,000,000		Lloyds TSB Bank PLC, London, 0.145%, 5/1/2013	$500,000,000
134,000,000	[1,2]	LMA-Americas LLC, 0.280% - 0.310%, 5/2/2013 - 7/17/2013	133,951,527
60,000,000	[1,2]	Matchpoint Master Trust, 0.220%, 5/10/2013	59,996,700
150,000,000	[1,2]	Northern Pines Funding LLC, 0.270%, 5/24/2013 - 6/5/2013	149,969,625
199,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.270% - 0.360%, 5/2/2013 - 7/3/2013	198,931,372
100,000,000	[1,2]	Surrey Funding Corporation, 0.220%, 6/4/2013	99,979,222
		TOTAL	1,337,674,674
		Consumer Products—0.0%
2,600,000	[1,2]	Clorox Co., 0.350%, 5/10/2013	2,599,772
		Electric Power—1.0%
55,000,000	[1,2]	Electricite de France SA, 0.220% - 0.250%, 6/7/2013 - 7/22/2013	54,976,101
53,403,000		Virginia Electric & Power Co., 0.310% - 0.330%, 5/2/2013 - 5/31/2013	53,397,220
		TOTAL	108,373,321
		Finance - Automotive—1.2%
137,700,000		FCAR Owner Trust, A1/P1 Series, 0.280% - 0.341%, 7/1/2013 - 8/2/2013	137,617,994
		Finance - Commercial—2.0%
100,000,000	[1,2]	Alpine Securitization Corp., 0.240%, 7/17/2013	99,948,667
135,000,000	[1,2]	Versailles Commercial Paper LLC, 0.270%, 6/10/2013 - 7/16/2013	134,956,473
		TOTAL	234,905,140
		Finance - Retail—2.0%
85,000,000	[1,2]	Barton Capital LLC, 0.260%, 5/10/2013 - 6/5/2013	84,983,208
145,000,000	[1,2]	Chariot Funding LLC, 0.250% - 0.300%, 7/3/2013 - 10/23/2013	144,843,054
		TOTAL	229,826,262
		Machinery, Equipment, Auto—0.1%
11,000,000	[1,2]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 0.280%, 5/23/2013	10,998,118
		Mining—0.5%
25,000,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.380%, 5/6/2013	24,998,680
33,100,000	[1,2]	Xstrata Finance (Dubai) ltd., 0.400%, 6/3/2013 - 6/6/2013	33,087,187
		TOTAL	58,085,867
		Miscellaneous—0.1%
13,000,000	[1,2]	Bemis Co., Inc., 0.310% - 0.320%, 5/14/2013 - 5/15/2013	12,998,392
		Sovereign—9.5%
380,000,000		Caisse des Depots et Consignations (CDC), 0.210% - 0.280%, 5/28/2013 - 10/28/2013	379,752,091
32,000,000		Caisse des Depots et Consignations (CDC), 0.270%, 6/14/2013	31,959,680
50,000,000		Caisse des Depots et Consignations (CDC), 0.340%, 7/8/2013	49,967,944
323,000,000	[1,2]	Erste Abwicklungsanstalt, 0.230% - 0.411%, 5/15/2013 - 8/23/2013	322,810,462
313,000,000	[1,2]	Kells Funding, LLC, 0.230% - 0.310%, 5/8/2013 - 10/28/2013	312,772,991
		TOTAL	1,097,263,168
		CORPORATE BONDS—0.2%
		Finance - Commercial—0.2%
5,374,000		General Electric Capital Corp., 1.875%, 9/16/2013	5,402,880
10,980,000		General Electric Capital Corp., 4.800%, 5/1/2013	10,980,000
		TOTAL	16,382,880
		NOTES - VARIABLE—25.9%[4]
		Banking—23.2%
7,035,000		American Commercial Development, LLC, Series 2008, (Fulton Bank, N.A. LOC), 1.800%, 5/2/2013	7,035,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.228%, 5/28/2013	49,999,627
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.240%, 7/8/2013	100,000,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.403%, 10/4/2013	100,000,000
200,000,000		Bank of Montreal, 0.278%, 7/16/2013	200,000,000
2

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Banking—continued
$100,000,000		Bank of Montreal, 0.301%, 6/14/2013	$100,000,000
20,000,000		Bank of Montreal, 0.320%, 5/15/2013	20,000,000
75,000,000		Bank of Montreal, 0.326%, 5/6/2013	75,000,000
133,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Shares (Series T0009), 0.190%, 5/1/2013	133,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Shares (Series T0017), 0.190%, 5/1/2013	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.190%, 5/1/2013	34,140,000
113,000,000	[1,2]	BlackRock MuniYield Quality Fund II, Inc., VMTP Shares (Series T0012), 0.190%, 5/1/2013	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Shares (Series T0015), 0.190%, 5/1/2013	20,000,000
36,750,000		Brazos River Authority, TX, (Series 2001I), (Citibank NA, New York LOC), 0.330%, 5/1/2013	36,750,000
80,000,000		Canadian Imperial Bank of Commerce, 0.309%, 5/24/2013	80,000,000
5,160,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.360%, 5/1/2013	5,160,000
24,000,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	24,000,000
5,600,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.360%, 5/2/2013	5,600,000
54,575,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.220%, 5/2/2013	54,575,000
5,025,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.800%, 5/2/2013	5,025,000
9,739,400		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	9,739,400
10,000,000		Illinois State, Taxable PUTTERs (Series SGT01), 0.260%, 5/1/2013	10,000,000
75,000,000		JPMorgan Chase Bank, N.A., 0.399%, 5/21/2013	75,000,000
14,320,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.220%, 5/2/2013	14,320,000
9,645,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	9,645,000
7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	7,000,000
6,750,000	[1,2]	Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.260%, 5/2/2013	6,750,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.190%, 5/2/2013	25,000,000
14,100,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	14,100,000
5,340,000		New Hampshire Business Finance Authority, Seacoast Health 1998B, (RBS Citizens Bank N.A. LOC), 0.450%, 5/2/2013	5,340,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.180%, 5/1/2013	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.190%, 5/1/2013	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.190%, 5/1/2013	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.180%, 5/1/2013	19,450,000
67,500,000	[1,2]	Nuveen Insured Tax-Free Advantage Municipal Fund, VMTP Shares (Series 2014), 0.180%, 5/2/2013	67,500,000
3,045,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank, N.A. LOC), 1.800%, 5/2/2013	3,045,000
8,330,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.230%, 5/1/2013	8,330,000
15,775,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.290%, 5/2/2013	15,775,000
8,240,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	8,240,000
200,000,000		Royal Bank of Canada, Montreal, 0.350%, 5/1/2013	200,000,000
10,000,000		Royal Bank of Canada, Montreal, 0.439%, 5/22/2013	10,000,000
3,095,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/1/2013	3,095,000
9,290,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	9,290,000
18,000,000		Toronto Dominion Bank, 0.249%, 5/15/2013	18,000,000
100,000,000		Toronto Dominion Bank, 0.276%, 7/22/2013	100,000,000
35,000,000		Toronto Dominion Bank, 0.276%, 7/26/2013	35,000,000
9,600,000		Utah State Transit Authority, Subordinated Sales Tax Revenue Bonds (Series 2006A), (BNP Paribas SA LOC), 0.200%, 5/1/2013	9,600,000
364,580,000		Wells Fargo Bank, N.A., 0.354%, 6/24/2013	364,580,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 0.248%, 6/26/2013	75,000,000
180,000,000		Westpac Banking Corp. Ltd., Sydney, 0.254%, 7/1/2013	180,000,000
3,045,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 5/2/2013	3,045,000
		TOTAL	2,688,354,027
		Chemicals—0.4%
41,100,000		Louisiana Public Facilities Authority, (Air Products & Chemicals, Inc.)(Series 2008A), 0.210%, 5/1/2013	41,100,000
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Commercial—0.8%
$50,000,000	[1,2]	Fairway Finance Co. LLC, 0.250%, 10/4/2013	$50,000,000
12,700,000		General Electric Capital Corp., 0.280%, 6/20/2013	12,694,960
9,278,000		General Electric Capital Corp., 0.400%, 6/20/2013	9,278,884
5,190,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.270%, 5/2/2013	5,190,000
14,700,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.270%, 5/2/2013	14,700,000
4,135,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.270%, 5/2/2013	4,135,000
		TOTAL	95,998,844
		Government Agency—0.0%
700,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.400%, 5/2/2013	700,000
		Insurance—0.4%
50,000,000		Metropolitan Life Insurance Co., 0.542%, 5/14/2013	50,000,000
		Metals—0.6%
19,000,000		Berkeley County, SC IDB, (Nucor Corp.)(Series 1998), 0.380%, 5/1/2013	19,000,000
34,700,000		Hertford County, NC Industrial Facilities & PCFA, (Nucor Corp.)(Series 2000A), 0.400%, 5/1/2013	34,700,000
17,600,000		Memphis-Shelby County, TN Industrial Development Board - PCRBs, (Series 2007), (GTD by Nucor Corp.), 0.440%, 5/1/2013	17,600,000
		TOTAL	71,300,000
		Oil & Oil Finance—0.5%
53,700,000	[1,2]	Devon Energy Corp., 0.350%, 3/25/2014	53,700,000
		REPURCHASE AGREEMENTS—7.3%
595,000,000		Interest in $750,000,000, joint repurchase agreement 0.180%, dated 4/30/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,003,750 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $770,153,589.	595,000,000
250,000,000		Interest in $750,000,000, joint repurchase agreement 0.170%, dated 4/30/2013 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $750,003,542 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $765,539,346.	250,000,000
		TOTAL	845,000,000
		TOTAL INVESTMENTS—101.9% (AT AMORTIZED COST)[5]	11,780,505,502
		OTHER ASSETS AND LIABILITIES - NET—(1.9)%[6]	(221,776,558)
		TOTAL NET ASSETS—100%	$11,558,728,944
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $2,326,700,944, which represented 20.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $2,326,700,944, which represented 20.1% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
4

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
5
Federated Government Reserves Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—44.5%
$441,820,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.130% - 0.330%, 5/1/2013 - 6/20/2013	$441,857,002
79,389,000		Federal Farm Credit System Notes, 0.170% - 1.125%, 10/9/2013 - 2/27/2014	79,667,207
50,000,000	[2]	Federal Home Loan Bank System Discount Note, 0.150%, 9/20/2013	49,970,416
378,600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.140% - 0.320%, 5/1/2013 - 5/28/2013	378,561,949
2,155,060,000		Federal Home Loan Bank System Notes, 0.100% - 5.375%, 5/1/2013 - 4/15/2014	2,155,850,849
108,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.120% - 0.150%, 9/3/2013 - 9/4/2013	107,946,550
247,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.150% - 0.154%, 5/1/2013 - 5/6/2013	246,996,090
332,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.150% - 0.173%, 5/3/2013 - 5/17/2013	331,979,672
174,365,000		Federal Home Loan Mortgage Corp. Notes, 0.130% - 0.625%, 10/15/2013 - 4/28/2014	174,600,783
78,000,000	[2]	Federal National Mortgage Association Discount Note, 0.150%, 9/3/2013	77,959,375
644,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.163% - 0.370%, 5/1/2013 - 5/28/2013	643,899,950
423,099,000		Federal National Mortgage Association Notes, 0.500% - 4.625%, 5/7/2013 - 2/5/2014	425,617,052
		TOTAL GOVERNMENT AGENCIES	5,114,906,895
		U.S. TREASURY—0.5%
30,000,000		United States Treasury Note, 0.500%, 11/15/2013	30,046,129
30,000,000		United States Treasury Note, 3.375%, 7/31/2013	30,238,118
		TOTAL U.S. TREASURY	60,284,247
		REPURCHASE AGREEMENTS—55.9%
133,000,000	[3]	Repurchase agreement 0.14%, dated 4/22/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $133,047,067 on 7/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $135,664,749.	133,000,000
187,000,000	[3]	Repurchase agreement 0.15%, dated 3/4/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $187,070,904 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $190,786,096.	187,000,000
250,000,000	[3]	Repurchase agreement 0.15%, dated 3/7/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,093,750 on 6/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $255,057,376.	250,000,000
250,000,000		Repurchase agreement 0.15%, dated 4/30/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,001,042 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2020 and the market value of those underlying securities was $255,001,150.	250,000,000
224,000,000	[3]	Repurchase agreement 0.14%, dated 3/19/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $224,054,009 on 5/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $229,471,005.	224,000,000
172,000,000	[3]	Repurchase agreement 0.15%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $172,043,717 on 5/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2043 and the market value of those underlying securities was $177,194,694.	172,000,000
92,000,000	[3]	Repurchase agreement 0.15%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $92,024,150 on 5/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2042 and the market value of those underlying securities was $94,777,373.	92,000,000
705,000,000		Repurchase agreement 0.17%, dated 4/30/2013 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $705,003,329 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $724,744,724.	705,000,000
797,000,000		Repurchase agreement 0.11%, dated 4/29/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $797,017,047 on 5/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2043 and the market value of those underlying securities was $818,834,147.	797,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$155,000,000		Interest in $750,000,000, joint repurchase agreement 0.18%, dated 4/30/2013 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,003,750 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $770,153,589.	$155,000,000
95,000,000		Repurchase agreement 0.10%, dated 4/25/2013 under which CS First Boston Corp. will repurchase the securities provided as collateral for $95,001,847 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/21/2022 and the market value of those underlying securities was $96,904,048.	95,000,000
250,000,000		Repurchase agreement 0.15%, dated 4/30/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $250,001,042 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2020 and the market value of those underlying securities was $255,001,683.	250,000,000
389,000,000	[3]	Repurchase agreement 0.16%, dated 4/12/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $389,053,596 on 5/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2048 and the market value of those underlying securities was $400,535,369.	389,000,000
379,000,000	[3]	Repurchase agreement 0.16%, dated 4/15/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $379,052,218 on 5/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2042 and the market value of those underlying securities was $390,121,886.	379,000,000
500,000,000		Repurchase agreement 0.16%, dated 4/30/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,002,222 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2043 and the market value of those underlying securities was $510,002,267.	500,000,000
96,000,000		Repurchase agreement 0.10%, dated 4/24/2013 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $96,001,867 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $97,921,905.	96,000,000
197,000,000		Repurchase agreement 0.11%, dated 4/25/2013 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $197,004,214 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $201,326,867.	197,000,000
357,000,000		Repurchase agreement 0.11%, dated 4/29/2013 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $357,007,636 on 5/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $364,824,525.	357,000,000
320,000,000		Repurchase agreement 0.12%, dated 4/30/2013 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $320,007,467 on 5/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $326,531,204.	320,000,000
100,000,000		Repurchase agreement 0.11%, dated 4/29/2013 under which Merrill Lynch, Pierce, Fenner and Smith, Inc. will repurchase the securities provided as collateral for $100,002,139 on 5/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2030 and the market value of those underlying securities was $102,001,074.	100,000,000
280,000,000	[3]	Repurchase agreement 0.16%, dated 4/1/2013 under which Merrill Lynch, Pierce, Fenner and Smith, Inc. will repurchase the securities provided as collateral for $280,038,578 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $286,370,919.	280,000,000
500,000,000		Interest in $750,000,000, joint repurchase agreement 0.17%, dated 4/30/2013 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $750,003,542 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $765,539,346.	500,000,000
		TOTAL REPURCHASE AGREEMENTS	6,428,000,000
		TOTAL INVESTMENTS—100.9% (AT AMORTIZED COST)[4]	11,603,191,142
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[5]	(103,643,395)
		TOTAL NET ASSETS—100%	$11,499,547,747
2

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Master Trust
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Security—0.4%
		Finance - Automotive—0.4%
$432,626		Santander Drive Auto Receivables Trust 2013-1, Class A1, 0.260%, 1/15/2014	$432,626
		Bank Note—5.2%
		Finance - Banking—5.2%
5,000,000		Bank of America N.A., 0.300%, 5/29/2013 - 5/31/2013	5,000,000
		Certificates of Deposit—37.9%
		Finance - Banking—37.9%
2,900,000		BNP Paribas SA, 0.260%, 8/2/2013	2,900,000
2,000,000	[1]	Bank of Montreal, 0.320%, 5/15/2013	2,000,000
1,000,000		Bank of Montreal, 0.380%, 10/15/2013	1,000,000
2,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 8/27/2013	2,000,000
2,000,000	[1]	Canadian Imperial Bank of Commerce, 0.309%, 5/24/2013	2,000,000
4,000,000		Citibank NA, New York, 0.270%, 5/14/2013	4,000,000
1,000,000		Credit Agricole Corporate and Investment Bank, 0.270%, 7/9/2013	1,000,000
3,000,000	[1]	JPMorgan Chase Bank, N.A., 0.399%, 5/21/2013	3,000,000
2,000,000		Mizuho Corporate Bank Ltd., 0.230%, 8/1/2013	2,000,000
2,000,000	[1]	Royal Bank of Canada, Montreal, 0.350%, 5/1/2013	2,000,000
3,000,000		Societe Generale, Paris, 0.290%, 5/13/2013	3,000,000
5,000,000		Standard Chartered Bank PLC, 0.240%, 7/18/2013	4,997,402
4,900,000		Sumitomo Mitsui Banking Corp., 0.240%, 5/17/2013 - 5/28/2013	4,900,000
2,000,000	[1]	Toronto Dominion Bank, 0.249%, 5/15/2013	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	36,797,402
		Collateralized Loan Agreements—7.2%
		Finance - Banking—7.2%
500,000		Citigroup Global Markets, Inc., 0.659%, 5/1/2013	500,000
2,000,000		RBS Securities, Inc., 0.497%, 5/30/2013	2,000,000
4,500,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 7/1/2013 - 7/22/2013	4,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,000,000
		Commercial Paper—25.3%[2]
		Finance - Banking—8.3%
1,000,000		Credit Agricole North America, Inc., 0.260%, 7/8/2013	999,509
5,000,000		DNB Bank ASA, 0.210%, 7/10/2013	4,997,958
1,000,000	[3,4]	LMA-Americas LLC, 0.280%, 7/11/2013	999,448
1,000,000	[3,4]	Northern Pines Funding LLC, 0.270%, 5/24/2013	999,828
		TOTAL	7,996,743
		Finance - Commercial—1.5%
1,500,000	[3,4]	Atlantic Asset Securitization LLC, 0.220%, 5/13/2013	1,499,890
		Finance - Retail—3.1%
2,000,000	[3,4]	Barton Capital LLC, 0.260%, 6/7/2013	1,999,466
1,000,000	[3,4]	Jupiter Securitization Co. LLC, 0.270%, 10/1/2013	998,852
		TOTAL	2,998,318
		Sovereign—12.4%
1,000,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.210%, 6/19/2013	999,714
1,000,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.270%, 10/16/2013	998,740
2,000,000		Caisse des Depots et Consignations (CDC), 0.340%, 7/8/2013	1,998,718
3,000,000	[3,4]	Erste Abwicklungsanstalt, 0.341%, 7/5/2013	2,998,158
1

Principal Amount			Value
		Commercial Paper—continued[2]
		Sovereign—continued
$5,000,000	[3,4]	Kells Funding, LLC, 0.260%, 8/15/2013	$4,996,172
		TOTAL	11,991,502
		TOTAL COMMERCIAL PAPER	24,486,453
		Corporate Bonds—2.4%
		Finance - Commercial—2.4%
250,000		General Electric Capital Corp., 4.800%, 5/1/2013	250,000
2,000,000		General Electric Capital Corp., 5.400%, 9/20/2013	2,039,283
		TOTAL CORPORATE BONDS	2,289,283
		Notes - Variable—2.9%[1]
		Finance - Commercial—0.9%
850,000		General Electric Capital Corp., 0.410%, 6/20/2013	850,856
		Government Agency—2.0%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.180%, 5/2/2013	2,000,000
		TOTAL NOTES - VARIABLE	2,850,856
		Repurchase Agreement—18.7%
18,085,000		Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632. (AT COST)	18,085,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	96,941,620
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	26,393
		TOTAL NET ASSETS—100%	$96,968,013
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $16,490,268, which represented 17.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $16,490,268, which represented 17.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
LOC	—Letter of Credit
3
Federated Municipal Trust
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.7%[1,2]
		Arkansas—2.3%
$6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.310%, 5/2/2013	$6,400,000
7,530,000		Pulaski County, AR Public Facilities Board, (Series 2012: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.310%, 5/2/2013	7,530,000
		TOTAL	13,930,000
		California—3.3%
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (1056 Series 2), 0.280%, 5/2/2013	7,000,000
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1), 0.270%, 5/2/2013	13,000,000
		TOTAL	20,000,000
		Colorado—2.8%
2,000,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 5/2/2013	2,000,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.300% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 6/20/2013	15,000,000
		TOTAL	17,000,000
		Florida—14.6%
8,500,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.250%, 5/1/2013	8,500,000
5,000,000		Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.970% Bonds (Citizens Property Insurance Coastal Account), 5/2/2013	5,006,350
2,400,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.320%, 5/1/2013	2,400,000
3,500,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.250%, 5/1/2013	3,500,000
3,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2013	3,000,000
11,355,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.220%, 5/1/2013	11,355,000
11,400,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.180%, 5/1/2013	11,400,000
4,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.280%, 5/1/2013	4,000,000
1,900,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.280%, 5/1/2013	1,900,000
13,100,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 5/2/2013	13,100,000
3,380,000	[3,4]	Saint John's County, FL, PUTTERs (Series 4134) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/2/2013	3,380,000
6,700,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.200%, 5/1/2013	6,700,000
6,000,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.250%, 5/1/2013	6,000,000
1,000,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/2/2013	1,000,000
6,300,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2013	6,300,000
		TOTAL	87,541,350
		Georgia—3.6%
13,980,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.200%, 5/1/2013	13,980,000
7,650,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.210%, 5/1/2013	7,650,000
		TOTAL	21,630,000
		Illinois—9.8%
3,395,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.340%, 5/2/2013	3,395,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.300%, 5/2/2013	3,400,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 5/2/2013	$4,485,000
8,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	8,500,000
10,675,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.370%, 5/2/2013	10,675,000
11,250,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 5/1/2013	11,250,000
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	14,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/1/2013	3,000,000
		TOTAL	58,705,000
		Indiana—1.0%
6,000,000		Indiana State Finance Authority Industrial Revenue, IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/3/2013	6,000,000
		Kentucky—0.7%
945,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/2/2013	945,000
3,120,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.500%, 5/2/2013	3,120,000
		TOTAL	4,065,000
		Louisiana—2.0%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/1/2013	3,300,000
8,900,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.210%, 5/1/2013	8,900,000
		TOTAL	12,200,000
		Maine—3.9%
10,800,000		Maine State Housing Authority, (Series 2004B-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.250%, 5/2/2013	10,800,000
2,400,000		Maine State Housing Authority, (Series 2008E-1) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 5/2/2013	2,400,000
10,000,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 5/2/2013	10,000,000
		TOTAL	23,200,000
		Michigan—3.1%
11,900,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.250%, 5/1/2013	11,900,000
6,535,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2013	6,535,000
		TOTAL	18,435,000
		Multi State—2.6%
1,168,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/2/2013	1,168,000
1,453,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/2/2013	1,453,000
3,260,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.370%, 5/2/2013	3,260,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (Series 1-2118), 0.290%, 05/02/2013	10,000,000
		TOTAL	15,881,000
		Nevada—1.2%
4,800,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.220%, 5/1/2013	4,800,000
2,475,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 5/2/2013	2,475,000
		TOTAL	7,275,000
		New Hampshire—4.4%
25,290,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.230%, 5/1/2013	25,290,000
1,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.450% CP (New England Power Co.), Mandatory Tender 5/9/2013	1,000,000
		TOTAL	26,290,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—10.6%
$5,000,000		East Greenwich Township, NJ, (Series 2013A), 1.000% BANs, 11/21/2013	$5,011,156
5,000,000		Edison Township, NJ, 1.000% BANs, 8/30/2013	5,006,935
5,000,000		Highland Park, NJ, 1.250% BANs, 11/1/2013	5,014,255
2,000,000		Jackson Township, NJ, (Series 2012A), 1.250% BANs, 8/7/2013	2,002,822
2,298,000		Lodi, NJ, 1.000% BANs, 2/14/2014	2,301,959
4,085,000		Margate, NJ, 1.250% BANs, 7/23/2013	4,090,719
7,500,000		Millburn Township, NJ, 1.000% BANs, 6/19/2013	7,505,021
1,250,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 1.500%, 5/2/2013	1,250,000
5,321,218		North Plainfield, NJ, 1.500% BANs, 6/11/2013	5,324,826
1,600,000		North Wildwood, NJ, 1.500% BANs, 5/17/2013	1,600,403
3,040,008		Palisades Park, NJ, 1.000% BANs, 4/17/2014	3,047,827
1,534,156		Raritan, NJ, 1.000% BANs, 3/20/2014	1,539,682
3,000,000		Roselle, NJ, 1.500% BANs, 5/22/2013	3,001,059
10,000,000		South River, NJ, (Series 2012A), 1.000% BANs, 12/18/2013	10,020,054
2,983,000		Vernon Township, NJ, 1.500% BANs, 5/24/2013	2,984,306
3,684,305		West Orange Township, NJ, 1.000% BANs, 10/22/2013	3,690,422
		TOTAL	63,391,446
		New York—8.5%
515,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 5/2/2013	515,000
1,395,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.490%, 5/2/2013	1,395,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.360%, 5/2/2013	1,295,000
22,750,000		New York State HFA, (Series A) Weekly VRDNs (2180 Broadway)/(Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2013	22,750,000
12,090,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11683) Weekly VRDNs (Citibank NA, New York LIQ), 0.370%, 5/2/2013	12,090,000
6,335,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11701) Weekly VRDNs (Citibank NA, New York LIQ), 0.370%, 5/2/2013	6,335,000
6,450,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.370%, 5/2/2013	6,450,000
130,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11705) Weekly VRDNs (Citibank NA, New York LIQ), 0.370%, 5/2/2013	130,000
		TOTAL	50,960,000
		Ohio—0.5%
3,155,000		Butler County, OH, 0.400% BANs, 8/1/2013	3,155,000
		Oklahoma—1.0%
6,115,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2013	6,115,000
		Oregon—3.3%
20,000,000		Oregon State Housing and Community Services Department, (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/2/2013	20,000,000
		Rhode Island—1.8%
7,085,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.250%, 5/1/2013	7,085,000
3,815,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.300%, 5/1/2013	3,815,000
		TOTAL	10,900,000
		Tennessee—3.5%
3,565,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 5/3/2013	3,565,000
2,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.260%, 5/1/2013	2,500,000
2,200,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.440%, 5/1/2013	2,200,000
6,615,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2013	6,615,000
5,965,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2013	5,965,000
		TOTAL	20,845,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Texas—3.8%
$14,000,000	Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.280%, 5/2/2013	$14,000,000
8,600,000	Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.220%, 5/2/2013	8,600,000
	TOTAL	22,600,000
	Virginia—0.4%
2,200,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.700% CP (Virginia Electric & Power Co.), Mandatory Tender 5/14/2013	2,200,000
	Washington—7.1%
12,000,000	Chelan County, WA Public Utility District No. 1, Consolidated System Revenue Bonds (Series 2008B) Weekly VRDNs (Union Bank, N.A. LIQ), 0.230%, 5/1/2013	12,000,000
6,125,000	Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.300%, 5/2/2013	6,125,000
24,600,000	Washington State Housing Finance Commission: MFH, (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.270%, 5/2/2013	24,600,000
	TOTAL	42,725,000
	Wisconsin—4.9%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.350%, 5/2/2013	7,710,000
5,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.590%, 5/2/2013	5,000,000
10,000,000	Wisconsin State HEFA, (Series 1999C) Weekly VRDNs (Aurora Health Care, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 5/1/2013	10,000,000
2,300,000	Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/2/2013	2,300,000
4,540,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.340%, 5/2/2013	4,540,000
	TOTAL	29,550,000
	TOTAL INVESTMENTS—100.7% (AT AMORTIZED COST)[5]	604,593,796
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(4,097,417)
	TOTAL NET ASSETS—100%	$600,496,379
Securities that are subject to the federal alternative minimum tax (AMT) represent 45.7% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.5%	2.5%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $88,381,000, which represented 14.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $88,381,000, which represented 14.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
4

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
5
Federated Government Obligations Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—44.8%
$935,780,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.130%—0.330%, 5/1/2013 - 6/20/2013	$935,774,670
239,355,000		Federal Farm Credit System Notes, 0.150%—4.250%, 6/25/2013 - 2/5/2014	239,465,423
755,450,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.140%—0.330%, 5/1/2013 - 5/25/2013	755,445,115
5,334,960,000		Federal Home Loan Bank System Notes, 0.100%—5.375%, 5/1/2013 - 4/15/2014	5,341,545,443
304,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.120%—0.150%, 9/3/2013 - 9/4/2013	303,849,175
672,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.150%—0.154%, 5/3/2013 - 5/6/2013	671,988,947
1,030,250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.150%—0.173%, 5/3/2013 - 5/17/2013	1,030,184,725
498,615,000		Federal Home Loan Mortgage Corp. Notes, 0.130%—4.875%, 6/12/2013 - 4/28/2014	500,437,653
198,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.150%, 9/3/2013	197,896,875
1,750,005,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.164%—0.370%, 5/1/2013 - 5/27/2013	1,749,762,191
963,356,000		Federal National Mortgage Association Notes, 0.500%—4.625%, 5/7/2013 - 2/27/2014	969,120,197
501,569,075	[1]	Housing and Urban Development Floating Rate Notes, 0.484%, 5/1/2013	501,569,075
7,650,000		Tennessee Valley Authority, 4.750%, 8/1/2013	7,738,735
		TOTAL GOVERNMENT AGENCIES	13,204,778,224
		U.S. Treasury—0.6%
75,000,000		United States Treasury Notes, 0.500%, 11/15/2013	75,115,323
95,500,000		United States Treasury Notes, 3.375%, 7/31/2013	96,258,009
		TOTAL U.S. TREASURY	171,373,332
		Repurchase Agreements—55.0%
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.13%, dated 4/18/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,059,583 on 5/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $515,024,177.	300,000,000
644,000,000	[3]	Interest in $981,000,000 joint repurchase agreement 0.14%, dated 3/19/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $981,236,530 on 5/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $1,000,787,326.	644,000,000
476,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.15%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,197,233 on 5/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $794,596,926.	476,000,000
248,000,000	[3]	Interest in $387,000,000 joint repurchase agreement 0.15%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,101,588 on 5/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $396,118,249.	248,000,000
334,080,000		Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632.	334,080,000
750,000,000	[3]	Repurchase agreement 0.13%, dated 4/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,081,250 on 5/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2023 and the market value of those underlying securities was $765,016,817.	750,000,000
387,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.14%, dated 4/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,207,025 on 7/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $599,269,704.	387,000,000
494,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.15%, dated 3/4/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $776,294,233 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/25/2045 and the market value of those underlying securities was $793,904,870.	494,000,000
488,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.15%, dated 3/7/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,281,250 on 6/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2047 and the market value of those underlying securities was $770,076,269.	488,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$156,509,000		Interest in $4,000,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $4,000,015,556 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $4,080,016,288.	$156,509,000
246,000,000		Interest in $389,000,000 joint repurchase agreement 0.10%, dated 4/25/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $389,007,564 on 5/2/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2036 and the market value of those underlying securities was $396,788,836.	246,000,000
1,039,000,000	[3]	Interest in $1,611,000,000 joint repurchase agreement 0.16%, dated 4/12/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,611,221,960 on 5/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,654,518,692.	1,039,000,000
1,049,000,000	[3]	Interest in $1,621,000,000 joint repurchase agreement 0.16%, dated 4/15/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,621,223,338 on 5/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $1,656,870,160.	1,049,000,000
244,000,000		Interest in $388,000,000 joint repurchase agreement 0.10%, dated 4/24/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $388,007,544 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2042 and the market value of those underlying securities was $399,647,771.	244,000,000
235,000,000		Interest in $703,000,000 joint repurchase agreement 0.11%, dated 4/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $703,015,036 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2043 and the market value of those underlying securities was $724,103,275.	235,000,000
604,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 4/19/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,425,000 on 7/18/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,030,029,584.	604,000,000
825,000,000		Repurchase agreement 0.17%, dated 4/30/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $825,003,896 on 5/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $844,141,981.	825,000,000
546,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 2/19/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,350,000 on 5/20/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $1,020,281,890.	546,000,000
740,000,000	[3]	Interest in $1,165,000,000 joint repurchase agreement 0.16%, dated 4/1/2013 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $1,165,160,511 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $1,191,875,856.	740,000,000
800,000,000		Repurchase agreement 0.18%, dated 4/30/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,004,000 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $818,889,367.	800,000,000
253,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.25%, dated 3/20/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,250,000 on 6/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $408,504,271.	253,000,000
2,000,000,000		Repurchase agreement 0.17%, dated 4/30/2013 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/25/2043 and the market value of those underlying securities was $2,046,469,798.	2,000,000,000
7,404,000	[3]	Interest in $100,000,000 joint repurchase agreement 0.14%, dated 4/18/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $100,012,833 on 5/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $102,005,157.	7,404,000
323,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.14%, dated 4/3/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,175,000 on 7/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $512,529,602.	323,000,000
655,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 4/11/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,142,222 on 5/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $1,020,091,037.	655,000,000
2

Principal Amount		Value
	Repurchase Agreements—continued
$600,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,007,083 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2043 and the market value of those underlying securities was $1,530,007,225.	$600,000,000
250,000,000	Repurchase agreement 0.17%, dated 4/30/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $250,001,181 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $255,001,225.	250,000,000
1,500,000,000	Repurchase agreement 0.17%, dated 4/30/2013 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,500,007,083 on 5/1/2013. The securities provided as collateral at the end of the period held with Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2043 and the market value of those underlying securities was $1,539,936,205.	1,500,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	16,193,993,000
	TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[4]	29,570,144,556
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(110,006,107)
	TOTAL NET ASSETS—100%	$29,460,138,449
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—69.5%
$345,000,000	[1]	Federal Farm Credit System Discount Notes, 0.060% - 0.160%, 5/2/2013 - 10/16/2013	$344,944,611
1,021,145,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.119% - 0.258%, 5/1/2013 - 5/28/2013	1,021,127,227
2,000,000		Federal Farm Credit System Note, 0.180%, 8/7/2013	1,999,926
880,372,000	[1]	Federal Home Loan Bank System Discount Notes, 0.070% - 0.138%, 5/15/2013 - 10/16/2013	880,229,187
703,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.061% - 0.180%, 5/1/2013 - 6/11/2013	702,993,588
1,236,645,000		Federal Home Loan Bank System Notes, 0.110% - 0.500%, 5/23/2013 - 9/27/2013	1,236,731,858
83,375,000	[1]	Tennessee Valley Authority Discount Notes, 0.070% - 0.090%, 6/6/2013 - 7/11/2013	83,364,283
		TOTAL GOVERNMENT AGENCIES	4,271,390,680
		U.S. TREASURY—28.3%
100,000,000	[1]	United States Treasury Bill, 0.110%, 8/1/2013	99,971,889
150,000,000	[1]	United States Treasury Bill, 0.115%, 5/23/2013	149,989,458
183,000,000		United States Treasury Note, 0.125%, 8/31/2013	183,003,197
50,000,000		United States Treasury Note, 0.125%, 9/30/2013	50,001,538
50,000,000		United States Treasury Note, 0.250%, 10/31/2013	50,022,814
185,000,000		United States Treasury Note, 0.500%, 5/31/2013	185,065,419
200,000,000		United States Treasury Note, 0.750%, 8/15/2013	200,378,571
197,000,000		United States Treasury Note, 1.000%, 7/15/2013	197,377,618
175,000,000		United States Treasury Note, 1.375%, 5/15/2013	175,088,000
115,000,000		United States Treasury Note, 3.375%, 6/30/2013	115,619,216
330,000,000		United States Treasury Note, 3.375%, 7/31/2013	332,680,390
		TOTAL U.S. TREASURY	1,739,198,110
		TOTAL INVESTMENTS—97.8% (AT AMORTIZED COST)[3]	6,010,588,790
		OTHER ASSETS AND LIABILITIES - NET—2.2%[4]	138,255,289
		TOTAL NET ASSETS—100%	$6,148,844,079
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2
Federated Liberty U.S. Government Money Market Trust
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—45.1%
$5,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.130% - 0.380%, 5/1/2013 - 6/20/2013	$5,401,030
1,000,000		Federal Farm Credit System Notes, 0.150% - 0.170%, 10/9/2013 - 2/13/2014	999,815
2,050,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.150% - 0.320%, 5/1/2013 - 5/25/2013	2,049,855
27,565,000		Federal Home Loan Bank System Notes, 0.100% - 5.375%, 5/1/2013 - 2/28/2014	27,595,696
1,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Note, 0.150%, 9/4/2013	999,475
4,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.150% - 0.154%, 5/1/2013 - 5/6/2013	3,999,931
4,750,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.150% - 0.173%, 5/4/2013 - 5/17/2013	4,749,677
1,855,000		Federal Home Loan Mortgage Corp. Notes, 0.130% - 2.500%, 10/15/2013 - 2/7/2014	1,860,534
1,000,000	[2]	Federal National Mortgage Association Discount Note, 0.150%, 9/3/2013	999,479
7,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.163% - 0.370%, 5/1/2013 - 5/27/2013	7,498,624
3,250,000		Federal National Mortgage Association Notes, 0.500% - 2.750%, 5/7/2013 - 2/27/2014	3,261,396
		TOTAL GOVERNMENT AGENCIES	59,415,512
		U.S. Treasury—0.4%
500,000		United States Treasury Notes, 3.375%, 7/31/2013	503,969
		Repurchase Agreements—55.5%
2,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.15%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,197,233 on 5/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $794,596,926.	2,000,000
1,000,000	[3]	Interest in $387,000,000 joint repurchase agreement 0.15%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,101,588 on 5/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $396,118,249.	1,000,000
2,104,000		Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632.	2,104,000
2,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.14%, dated 4/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,207,025 on 7/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $599,269,704.	2,000,000
2,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.15%, dated 3/4/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $776,294,233 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury and U.S. Government Agency securities with various maturities to 3/25/2045 and the market value of those underlying securities was $793,904,870.	2,000,000
9,000,000		Interest in $1,203,000,000 joint repurchase agreement 0.11%, dated 4/29/2013 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $1,203,025,731 on 5/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury and U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $1,232,815,476.	9,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,002,361 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2043 and the market value of those underlying securities was $510,002,409.	10,000,000
1,000,000		Interest in $389,000,000 joint repurchase agreement 0.10%, dated 4/25/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $389,007,564 on 5/2/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2036 and the market value of those underlying securities was $396,788,836.	1,000,000
5,000,000	[3]	Interest in $1,611,000,000 joint repurchase agreement 0.16%, dated 4/12/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,611,221,960 on 5/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,654,518,692.	5,000,000
5,000,000	[3]	Interest in $1,621,000,000 joint repurchase agreement 0.16%, dated 4/15/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,621,223,338 on 5/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $1,656,870,160.	5,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$1,000,000		Interest in $388,000,000 joint repurchase agreement 0.10%, dated 4/24/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $388,007,544 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2042 and the market value of those underlying securities was $399,647,771.	$1,000,000
3,000,000		Interest in $703,000,000 joint repurchase agreement 0.11%, dated 4/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $703,015,036 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2043 and the market value of those underlying securities was $724,103,275.	3,000,000
1,000,000		Interest in $143,000,000 joint repurchase agreement 0.11%, dated 4/29/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $143,003,059 on 5/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2039 and the market value of those underlying securities was $147,290,901.	1,000,000
3,000,000		Interest in $340,000,000 joint repurchase agreement 0.12%, dated 4/30/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $340,007,933 on 5/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2039 and the market value of those underlying securities was $350,201,168.	3,000,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 4/19/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,425,000 on 7/18/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,030,029,584.	3,000,000
4,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 2/19/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,350,000 on 5/20/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $1,020,281,890.	4,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 4/30/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,002,500 on 5/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $510,000,969.	10,000,000
3,000,000	[3]	Interest in $1,165,000,000 joint repurchase agreement 0.16%, dated 4/1/2013 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $1,165,160,511 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $1,191,875,856.	3,000,000
2,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.25%, dated 3/20/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,250,000 on 6/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $408,504,271.	2,000,000
1,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.14%, dated 4/3/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,175,000 on 7/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $512,529,602.	1,000,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 4/11/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,142,222 on 5/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $1,020,091,037.	3,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	73,104,000
		TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[4]	133,023,481
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[5]	(1,335,234)
		TOTAL NET ASSETS—100%	$131,688,247
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Money Market Management
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Security—1.0%
		Finance - Automotive—1.0%
$216,313		Santander Drive Auto Receivables Trust 2013-1, Class A1, 0.260%, 1/15/2014	$216,313
		Bank Note—4.8%
		Finance - Banking—4.8%
1,000,000		Bank of America N.A., 0.280%, 7/12/2013	1,000,000
		Certificates of Deposit—22.9%
		Finance - Banking—22.9%
1,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 8/27/2013	1,000,000
900,000	[1]	Canadian Imperial Bank of Commerce, 0.309%, 5/24/2013	900,000
600,000		Credit Agricole Corporate and Investment Bank, 0.290%, 6/14/2013	600,000
700,000		Credit Suisse, Zurich, 0.260%, 8/26/2013	700,000
1,000,000		Sumitomo Mitsui Banking Corp., 0.240%, 9/4/2013	1,000,000
600,000		Svenska Handelsbanken, Stockholm, 0.220%, 7/15/2013	600,010
		TOTAL CERTIFICATES OF DEPOSIT	4,800,010
		Collateralized Loan Agreements—11.0%
		Finance - Banking—11.0%
1,000,000		BMO Capital Markets Corp., 0.253%, 5/1/2013	1,000,000
500,000		RBS Securities, Inc., 0.497%, 5/30/2013	500,000
800,000		Wells Fargo Securities, LLC, 0.406%, 7/1/2013	800,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,300,000
		Commercial Paper—40.6%[2]
		Finance - Automotive—2.4%
500,000		FCAR Owner Trust, (A1/P1 Series), 0.341%, 7/2/2013	499,707
		Finance - Banking—22.0%
600,000		BNP Paribas Finance, Inc., 0.250%, 5/3/2013	599,992
1,000,000		DNB Bank ASA, 0.210%, 7/10/2013	999,592
500,000		JPMorgan Chase & Co., 0.300%, 9/6/2013	499,467
1,000,000	[3,4]	Mizuho Funding LLC, 0.250%, 5/3/2013	1,000,000
1,000,000	[3,4]	Northern Pines Funding LLC, 0.270%, 5/24/2013	999,827
500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.270%, 6/3/2013	499,876
		TOTAL	4,598,754
		Finance - Retail—7.6%
600,000	[3,4]	Barton Capital LLC, 0.270%, 5/1/2013	600,000
1,000,000	[3,4]	Chariot Funding LLC, 0.300%, 7/10/2013	999,417
		TOTAL	1,599,417
		Sovereign—8.6%
300,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.230%, 6/13/2013	299,918
500,000		Caisse des Depots et Consignations (CDC), 0.340%, 7/8/2013	499,679
1,000,000	[3,4]	Kells Funding, LLC, 0.240%, 6/18/2013	999,680
		TOTAL	1,799,277
		TOTAL COMMERCIAL PAPER	8,497,155
		Corporate Bond—1.2%
		Finance - Commercial—1.2%
254,000	[1]	General Electric Capital Corp., 0.910%, 7/8/2013	255,414
		Notes - Variable—12.7%[1]
		Finance - Banking—9.5%
1,000,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.190%, 5/2/2013	1,000,000
1

Principal Amount		Value
	Notes - Variable—continued[1]
	Finance - Banking—continued
$1,000,000	Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.160%, 5/2/2013	$1,000,000
	TOTAL	2,000,000
	Finance - Commercial—3.2%
665,000	General Electric Capital Corp., 0.400%, 6/19/2013	665,136
	TOTAL NOTES - VARIABLE	2,665,136
	Repurchase Agreement—5.7%
1,199,000	Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632. (AT COST)	1,199,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	20,933,028
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	30,056
	TOTAL NET ASSETS—100%	$20,963,084
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $4,898,842, which represented 23.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $4,898,842, which represented 23.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
2

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
LOC	—Letter of Credit
3
Federated Municipal Obligations Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—100.4%[1,2]
	Alabama—4.6%
$2,000,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.270%, 5/2/2013	$2,000,000
2,100,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.270%, 5/2/2013	2,100,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Corporate Bank Ltd. LOC), 0.270%, 5/2/2013	7,325,000
8,000,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Corporate Bank Ltd. LOC), 0.270%, 5/2/2013	8,000,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Corporate Bank Ltd. LOC), 0.270%, 5/2/2013	8,440,000
600,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/2/2013	600,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.390%, 5/2/2013	10,000,000
5,680,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.270%, 5/2/2013	5,680,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.210%, 5/1/2013	25,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.260%, 5/1/2013	15,000,000
16,990,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.280%, 5/2/2013	16,990,000
9,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.310%, 5/2/2013	9,000,000
23,200,000	Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	23,200,000
4,900,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 5/2/2013	4,900,000
	TOTAL	138,235,000
	Alaska—0.5%
14,000,000	Alaska Student Loan Corporation, (Senior Series 2012B-1), 0.37% TOBs (State Street Bank and Trust Co. LOC), Mandatory Tender 6/1/2013	14,000,000
	Arizona—0.1%
3,200,000	Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.250%, 5/2/2013	3,200,000
	Arkansas—0.7%
15,000,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/2/2013	15,000,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/2/2013	7,100,000
	TOTAL	22,100,000
	California—8.0%
3,250,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.270%, 5/2/2013	3,250,000
2,585,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.280%, 5/2/2013	2,585,000
8,615,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 1.090%, 5/2/2013	8,615,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.260%, 5/2/2013	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 5/2/2013	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.300%, 5/2/2013	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.260%, 5/2/2013	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.320%, 5/2/2013	2,940,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.260%, 5/2/2013	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.270%, 5/2/2013	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/2/2013	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/2/2013	2,000,000
7,310,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/1/2013	7,310,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,245,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.270%, 5/1/2013	$2,245,000
2,355,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.280%, 5/1/2013	2,355,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.280%, 5/1/2013	2,805,000
2,570,000		California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.450%, 5/1/2013	2,570,000
2,540,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.270%, 5/1/2013	2,540,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Union Bank, N.A. LOC), 0.270%, 5/1/2013	5,500,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.280%, 5/1/2013	3,030,000
6,480,000		California PCFA, (Series 2012A) Weekly VRDNs (Zero Waste Energy Development Company LLC)/(Comerica Bank LOC), 0.280%, 5/1/2013	6,480,000
75,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	75,211,919
2,700,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.610%, 5/2/2013	2,700,000
3,825,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.370%, 5/2/2013	3,825,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/1/2013	8,000,000
9,000,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.220%, 5/2/2013	9,000,000
9,995,000	[3,4]	Fremont, CA USD, Stage Trust (Series 2012-108C), 0.27% TOBs (Wells Fargo Bank, N.A. LIQ) 6/13/2013	9,995,000
5,400,000	[3,4]	Los Angeles, CA USD, Austin Floater Certificates (Series 2008-1049) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 5/2/2013	5,400,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 5/2/2013	15,000,000
1,730,000		Sacramento County, CA Airport System, (Series 2008B: Senior Revenue Bonds), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	1,740,940
2,340,000		Sacramento County, CA Airport System, (Series 2008E: Subordinate and PFC Revenue Bonds), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	2,354,798
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.30% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/25/2013	22,580,000
		TOTAL	239,247,657
		Colorado—3.0%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.320%, 5/2/2013	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.300%, 5/2/2013	2,300,000
3,515,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 5/2/2013	3,515,000
25,100,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.240%, 5/1/2013	25,100,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.250%, 5/2/2013	15,000,000
14,900,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/2/2013	14,900,000
27,425,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 6/21/2013	27,425,000
		TOTAL	89,240,000
		Connecticut—2.2%
3,500,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.230%, 5/1/2013	3,500,000
1,000,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.230%, 5/1/2013	1,000,000
3,400,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.230%, 5/1/2013	3,400,000
38,545,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 5/2/2013	38,545,000
8,955,000		Connecticut State HFA, (Series 2012D-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.300%, 5/2/2013	8,955,000
7,000,000		Hartford, CT, 2.00% BANs, 4/10/2014	7,113,123
3,000,000		Putnam, CT, 1.00% BANs, 11/27/2013	3,006,000
		TOTAL	65,519,123
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—0.3%
$4,700,000		District of Columbia Revenue, (Series 2003A) Weekly VRDNs (National Association of Realtors)/(SunTrust Bank LOC), 0.320%, 5/1/2013	$4,700,000
3,725,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.250%, 5/2/2013	3,725,000
		TOTAL	8,425,000
		Florida—4.9%
1,000,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.250%, 5/1/2013	1,000,000
1,950,000		Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach Apartments)/(Citibank NA, New York LOC), 0.250%, 5/1/2013	1,950,000
15,000,000		Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.97% Bonds (Citizens Property Insurance Coastal Account), 5/2/2013	15,019,050
1,935,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2013	1,935,000
935,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2013	935,000
9,490,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	9,490,000
995,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.250%, 5/1/2013	995,000
4,640,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.250%, 5/1/2013	4,640,000
5,082,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2013	5,082,000
5,170,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	5,170,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.350%, 5/2/2013	25,000,000
1,500,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 5/2/2013	1,500,000
5,545,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.280%, 5/1/2013	5,545,000
5,000,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.230%, 5/1/2013	5,000,000
25,500,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.200%, 5/1/2013	25,500,000
25,135,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.250%, 5/1/2013	25,135,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.290%, 5/2/2013	4,730,000
9,250,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2013	9,250,000
		TOTAL	147,876,050
		Georgia—5.8%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.270%, 5/2/2013	9,750,000
20,500,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.200%, 5/1/2013	20,500,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.450%, 5/2/2013	5,400,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Corporate Bank Ltd. LOC), 0.270%, 5/2/2013	11,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Corporate Bank Ltd. LOC), 0.270%, 5/2/2013	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/2/2013	18,000,000
17,755,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	17,755,000
8,500,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 5/2/2013	8,500,000
2,250,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/2/2013	2,250,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.210%, 5/1/2013	3,800,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$13,000,000	Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.230%, 5/1/2013	$13,000,000
10,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.270%, 5/2/2013	10,600,000
9,040,000	Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.200%, 5/1/2013	9,040,000
10,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.360%, 5/1/2013	10,750,000
19,000,000	Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/2/2013	19,000,000
	TOTAL	175,345,000
	Idaho—0.4%
1,475,000	Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.260%, 5/2/2013	1,475,000
11,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 5/1/2013	11,000,000
	TOTAL	12,475,000
	Illinois—1.8%
735,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.500%, 5/2/2013	735,000
3,710,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living LP)/(BMO Harris Bank, N.A. LOC), 0.300%, 5/2/2013	3,710,000
1,130,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.340%, 5/2/2013	1,130,000
14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.260%, 5/1/2013	14,000,000
16,929,000	Chicago, IL, (Series D-1), 0.23% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 5/7/2013	16,929,000
1,310,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.340%, 5/2/2013	1,310,000
2,090,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 5/1/2013	2,090,000
3,385,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.510%, 5/2/2013	3,385,000
2,160,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 0.640%, 5/1/2013	2,160,000
4,545,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.340%, 5/2/2013	4,545,000
3,440,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/2/2013	3,440,000
410,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 5/2/2013	410,000
	TOTAL	53,844,000
	Indiana—2.1%
10,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2013	10,106,549
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.270%, 5/2/2013	7,250,000
285,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/2/2013	285,000
2,000,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2013	2,000,000
1,780,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.270%, 5/2/2013	1,780,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.320%, 5/2/2013	7,400,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 5/2/2013	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.270%, 5/2/2013	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.420%, 5/2/2013	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.420%, 5/2/2013	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.420%, 5/2/2013	10,000,000
1,590,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.340%, 5/1/2013	1,590,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$600,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/2/2013	$600,000
		TOTAL	63,011,549
		Iowa—0.5%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.480%, 5/2/2013	4,770,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 5/2/2013	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 5/2/2013	6,000,000
		TOTAL	16,070,000
		Kansas—0.4%
7,162,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2013	7,162,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 5/2/2013	3,430,000
		TOTAL	10,592,000
		Kentucky—0.7%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 5/2/2013	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.260%, 5/2/2013	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.260%, 5/2/2013	10,000,000
		TOTAL	21,240,000
		Louisiana—0.6%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/1/2013	4,900,000
4,935,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2013	4,935,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 5/2/2013	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.270%, 5/2/2013	4,630,000
		TOTAL	19,465,000
		Maine—1.4%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 5/2/2013	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 5/2/2013	15,550,000
		TOTAL	40,965,000
		Maryland—1.3%
19,900,000		Baltimore County, MD Metropolitan District, (Series 2013), 1.50% BANs (Baltimore County, MD), 2/24/2014	20,105,228
415,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 5/1/2013	415,000
2,230,000		Maryland Community Development Administration—MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.280%, 5/1/2013	2,230,000
6,900,000		Maryland Community Development Administration—MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.280%, 5/1/2013	6,900,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/2/2013	4,240,000
450,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 5/3/2013	450,000
1,490,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/3/2013	1,490,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 5/1/2013	959,000
1,900,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/2/2013	1,900,000
		TOTAL	38,689,228
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—1.6%
$8,000,000		Longmeadow, MA, 1.00% BANs, 10/9/2013	$8,024,596
10,700,000		Massachusetts Development Finance Agency, (Series U-3) Weekly VRDNs (Boston University)/(Northern Trust Co., Chicago, IL LOC), 0.190%, 5/2/2013	10,700,000
10,000,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 5/22/2013	10,000,000
10,544,300		Pittsfield, MA, (Series B), 1.25% BANs, 6/28/2013	10,556,800
10,000,000		Quincy, MA, 1.25% BANs, 9/13/2013	10,035,011
		TOTAL	49,316,407
		Michigan—2.4%
8,125,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2013	8,125,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.360%, 5/2/2013	5,500,000
1,630,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2013	1,630,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.330%, 5/1/2013	6,000,000
3,960,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.320%, 5/2/2013	3,960,000
2,550,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.360%, 5/2/2013	2,550,000
2,795,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/3/2013	2,795,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	6,945,000
34,500,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 5/2/2013	34,500,000
		TOTAL	72,005,000
		Minnesota—0.4%
520,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/2/2013	520,000
1,200,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/2/2013	1,200,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.250%, 5/2/2013	1,700,000
1,280,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.360%, 5/2/2013	1,280,000
6,115,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.280%, 5/3/2013	6,115,000
425,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2013	425,000
		TOTAL	11,240,000
		Mississippi—1.7%
5,280,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2013	5,280,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/2/2013	9,570,000
6,700,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.270%, 5/2/2013	6,700,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/2/2013	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/2/2013	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Corporate Bank Ltd. LOC), 0.270%, 5/2/2013	6,075,000
2,900,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8), 0.35% TOBs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ) 8/7/2013	2,900,000
		TOTAL	49,525,000
		Missouri—0.0%
170,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.440%, 5/2/2013	170,000
		Montana—0.1%
3,370,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 5/2/2013	3,370,000
		Multi-State—16.0%
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, 2746 (Series W-7), Weekly VRDPs, (GTD by Bank of America N.A.), 0.420%, 5/2/2013	25,000,000
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$4,546,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/2/2013	$4,546,000
33,402,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/2/2013	33,402,000
1,290,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/2/2013	1,290,000
9,115,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.370%, 5/2/2013	9,115,000
12,365,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.370%, 5/2/2013	12,365,000
57,465,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.270%, 5/2/2013	57,465,000
10,160,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.260%, 5/2/2013	10,160,000
18,152,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.270%, 5/2/2013	18,152,000
24,134,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.260%, 5/2/2013	24,134,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.330%, 5/2/2013	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.320%, 5/2/2013	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.330%, 5/2/2013	85,300,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.360%, 5/2/2013	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.320%, 5/2/2013	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.320%, 5/2/2013	30,000,000
		TOTAL	481,229,000
		Nebraska—0.1%
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 5/2/2013	2,000,000
		Nevada—2.2%
15,000,000		Clark County, NV IDR, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/1/2013	15,000,000
33,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-1), 2.00% BANs, 7/1/2013	33,086,824
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	19,295,000
		TOTAL	67,381,824
		New Hampshire—0.2%
5,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.45% CP (New England Power Co.), Mandatory Tender 5/9/2013	5,000,000
695,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.710%, 5/1/2013	695,000
		TOTAL	5,695,000
		New Jersey—4.5%
20,764,627		Glassboro Borough, NJ, (Series 2013A), 1.00% BANs, 1/17/2014	20,831,032
22,733,000		Hamilton Township, NJ, (Series 2012A-B), 1.25% BANs, 6/13/2013	22,752,980
14,703,658		Hamilton Township, NJ, 1.00% BANs, 6/13/2013	14,712,849
5,247,686		Morristown, NJ, 1.50% BANs, 6/14/2013	5,252,709
6,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.510%, 5/1/2013	6,215,000
50,000,000		New Jersey State, 2.50% TRANs, 6/27/2013	50,169,039
11,000,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	11,049,477
5,326,000		Saddle River, NJ, 1.00% BANs, 3/28/2014	5,354,834
		TOTAL	136,337,920
		New Mexico—0.3%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2013	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2013	3,400,000
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Mexico—continued
$3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.320%, 5/2/2013	$3,200,000
1,125,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.500%, 5/1/2013	1,125,000
		TOTAL	7,825,000
		New York—6.1%
14,000,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	14,133,718
11,174,500		East Bloomfield, NY CSD, 1.25% BANs, 6/21/2013	11,184,587
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.250%, 5/2/2013	5,590,000
4,530,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.420%, 5/2/2013	4,530,000
5,560,000		New York City Housing Development Corp., (2006 Series A: Granville Payne Apartments) Weekly VRDNs (Sutter Avenue Associates LLC)/(Citibank NA, New York LOC), 0.260%, 5/1/2013	5,560,000
5,500,000		New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.260%, 5/1/2013	5,500,000
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.230%, 5/1/2013	25,000,000
11,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	11,000,000
34,380,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.270%, 5/1/2013	34,380,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.260%, 5/2/2013	1,700,000
40,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 5/1/2013	40,000,000
8,550,000		New York State Mortgage Agency, (Series 132) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 5/1/2013	8,550,000
7,650,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 5/1/2013	7,650,000
5,000,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.370%, 5/2/2013	5,000,000
3,175,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.290%, 5/1/2013	3,175,000
		TOTAL	182,953,305
		North Carolina—1.6%
6,700,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.280%, 5/2/2013	6,700,000
7,500,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.240%, 5/1/2013	7,500,000
12,075,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.240%, 5/1/2013	12,075,000
3,630,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	3,630,000
5,855,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/2/2013	5,855,000
10,125,000	[3,4]	North Carolina Medical Care Commission, Stage Trust (Series 2012-92C), 0.37% TOBs (Wake Forest Baptist Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/13/2013	10,125,000
2,000,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.220%, 5/1/2013	2,000,000
		TOTAL	47,885,000
		North Dakota—1.0%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 5/1/2013	30,000,000
220,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 5/2/2013	220,000
		TOTAL	30,220,000
		Ohio—0.2%
5,250,000		Geauga County, OH, 1.00% BANs, 8/15/2013	5,259,102
		Oklahoma—0.5%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/2/2013	8,000,000
8,145,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2013	8,145,000
		TOTAL	16,145,000
		Oregon—2.5%
20,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/2/2013	20,000,000
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Oregon—continued
$34,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/2/2013	$34,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 5/2/2013	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 5/2/2013	10,000,000
		TOTAL	74,650,000
		Pennsylvania—0.3%
115,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.240%, 5/2/2013	115,000
9,145,000	[3,4]	Pennsylvania HFA, P-FLOATs (Series MT-713) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 5/2/2013	9,145,000
		TOTAL	9,260,000
		Rhode Island—0.5%
9,000,000		Newport, RI, 1.25% BANs, 7/3/2013	9,012,045
6,080,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.250%, 5/1/2013	6,080,000
		TOTAL	15,092,045
		South Carolina—1.9%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.440%, 5/1/2013	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.380%, 5/1/2013	6,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2013	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2013	6,225,000
8,000,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.280%, 5/1/2013	8,000,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.290%, 5/2/2013	6,935,000
20,000,000	[3,4]	South Carolina Transportation Infrastructure Bank, Stage Trust (Series 2012-89C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/8/2013	20,000,000
		TOTAL	58,160,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/2/2013	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.270%, 5/2/2013	3,000,000
		TOTAL	11,410,000
		Tennessee—3.4%
12,710,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.450%, 5/1/2013	12,710,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.260%, 5/1/2013	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/2/2013	3,500,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2013	7,500,000
19,825,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN HEFA, Stage Trust (Series 2012-98C), 0.37% TOBs (Vanderbilt University)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	19,825,000
33,890,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.300%, 5/1/2013	33,890,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.450%, 5/1/2013	16,150,000
4,280,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2013	4,280,000
		TOTAL	102,855,000
		Texas—8.4%
40,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.190%, 5/1/2013	40,000,000
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.280%, 5/2/2013	$14,500,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.260%, 5/2/2013	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 5/2/2013	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 5/2/2013	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.270%, 5/2/2013	3,000,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.250%, 5/1/2013	12,500,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.250%, 5/1/2013	25,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/2/2013	14,370,000
4,000,000		Jewett, TX Economic Development Corp., (Series 2003) Weekly VRDNs (Nucor Corp.), 0.440%, 5/1/2013	4,000,000
13,500,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.210%, 5/1/2013	13,500,000
3,540,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.240%, 5/2/2013	3,540,000
7,160,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	7,160,000
52,500,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 5/1/2013	52,500,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.260%, 5/2/2013	52,000,000
		TOTAL	251,120,000
		Utah—0.0%
1,200,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.360%, 5/2/2013	1,200,000
		Virginia—0.2%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.390%, 5/2/2013	1,000,000
1,670,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2013	1,670,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.320%, 5/2/2013	3,000,000
		TOTAL	5,670,000
		Washington—2.9%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/2/2013	2,400,000
1,635,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 5/2/2013	1,635,000
7,415,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/2/2013	7,415,000
14,500,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.23% CP (Bank of America N.A. LOC), Mandatory Tender 7/10/2013	14,500,000
14,475,000	[3,4]	University of Washington, Stage Trust (Series 2012-109C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	14,475,000
2,790,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.500%, 5/2/2013	2,790,000
13,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/1/2013	13,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.300%, 5/2/2013	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.300%, 5/2/2013	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.420%, 5/2/2013	10,000,000
4,170,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/2/2013	4,170,000
2,745,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.290%, 5/2/2013	2,745,000
4,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.270%, 5/2/2013	4,560,000
		TOTAL	86,715,000
10

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	West Virginia—0.0%
$1,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.40% CP (Virginia Electric & Power Co.), Mandatory Tender 5/8/2013	$1,000,000
	Wisconsin—0.9%
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 5/2/2013	4,000,000
2,975,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/2/2013	2,975,000
4,490,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.340%, 5/2/2013	4,490,000
1,525,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.340%, 5/2/2013	1,525,000
15,000,000	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.16% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 5/7/2013	15,000,000
	TOTAL	27,990,000
	Wyoming—0.8%
22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 5/1/2013	22,700,000
	TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	3,015,919,210
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(10,712,305)
	TOTAL NET ASSETS—100%	$3,005,206,905
Securities that are subject to the federal alternative minimum tax (AMT) represent 72.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.3%	2.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $858,682,000, which represented 28.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $858,682,000, which represented 28.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party
11

pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
12
Federated Prime Cash Obligations Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.9%
		Finance - Automotive—0.7%
$2,589,823		Ally Auto Receivables Trust 2012-5, Class A1, 0.250%, 11/15/2013	$2,589,823
5,696,455		AmeriCredit Automobile Receivables Trust 2012-5, Class A1, 0.270%, 12/9/2013	5,696,455
4,741,713	[1,2]	Enterprise Fleet Financing, LLC (Series 2012-2), Class A1, 0.325%, 9/20/2013	4,741,713
25,354,067		Honda Auto Receivables Owner Trust 2013-1, Class A1, 0.200%, 1/21/2014	25,354,067
10,026,508		Hyundai Auto Receivables Trust 2013-A, Class A1, 0.200%, 2/18/2014	10,026,508
87,076		Mercedes-Benz Auto Receivables Trust 2012-1, Class A1, 0.230%, 9/16/2013	87,076
21,631,307		Santander Drive Auto Receivables Trust 2013-1, Class A1, 0.260%, 1/15/2014	21,631,307
82,369,313		Santander Drive Auto Receivables Trust 2013-2, Class A1, 0.260%, 3/17/2014	82,369,313
		TOTAL	152,496,262
		Finance - Banking—0.2%
38,461,539	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	38,461,539
		TOTAL ASSET-BACKED SECURITIES	190,957,801
		Bank Note—1.2%
		Finance - Banking—1.2%
175,000,000		PNC Bank, N.A., 0.535%, 6/20/2013	175,000,000
100,000,000		State Street Bank and Trust Co., 0.327%, 5/20/2013	100,000,000
		TOTAL BANK NOTE	275,000,000
		Certificates of Deposit—38.8%
		Finance - Banking—38.8%
344,000,000		BNP Paribas SA, 0.240% - 0.260%, 5/3/2013 - 8/2/2013	344,000,000
350,000,000	[3]	Bank of Montreal, 0.278%, 7/16/2013	350,000,000
150,000,000	[3]	Bank of Montreal, 0.300%, 6/17/2013	150,000,000
210,000,000	[3]	Bank of Montreal, 0.301%, 6/14/2013	210,000,000
78,000,000	[3]	Bank of Montreal, 0.320%, 5/15/2013	78,000,000
150,000,000	[3]	Bank of Montreal, 0.340%, 5/15/2013	150,000,000
150,000,000		Bank of Montreal, 0.380%, 10/15/2013	150,000,000
365,000,000	[3]	Bank of Nova Scotia, Toronto, 0.350%, 5/9/2013	365,000,000
1,065,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.160% - 0.180%, 5/1/2013 - 5/3/2013	1,065,000,000
175,000,000	[3]	Canadian Imperial Bank of Commerce, 0.309%, 5/24/2013	175,000,000
681,000,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.290%, 6/14/2013 - 8/1/2013	681,000,000
205,000,000		Credit Suisse, Zurich, 0.240% - 0.255%, 6/3/2013 - 7/15/2013	205,000,000
250,000,000		Credit Suisse, Zurich, 0.260%, 8/26/2013	250,000,000
100,000,000		DNB Bank ASA, 0.220%, 6/14/2013	100,000,000
530,000,000		Deutsche Bank AG, 0.230% - 0.250%, 5/17/2013 - 5/29/2013	530,000,844
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.399%, 5/21/2013	150,000,000
450,000,000		Rabobank Nederland NV, Utrecht, 0.240% - 0.250%, 10/7/2013 - 10/16/2013	450,000,000
325,000,000	[3]	Royal Bank of Canada, Montreal, 0.332%, 7/5/2013	325,000,000
208,000,000	[3]	Royal Bank of Canada, Montreal, 0.350%, 5/1/2013	208,000,000
75,000,000	[3]	Royal Bank of Canada, Montreal, 0.360%, 5/1/2013	75,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.360%, 5/1/2013	50,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.360%, 5/1/2013	50,000,000
30,000,000	[3]	Royal Bank of Canada, Montreal, 0.439%, 5/22/2013	30,000,000
500,000,000		Societe Generale, Paris, 0.320%, 8/2/2013	500,000,000
440,000,000		Standard Chartered Bank PLC, 0.240% - 0.255%, 6/26/2013 - 7/18/2013	439,871,558
200,000,000		Sumitomo Mitsui Banking Corp., 0.150%, 5/7/2013	200,000,000
640,400,000		Svenska Handelsbanken, Stockholm, 0.220% - 0.235%, 6/20/2013 - 7/15/2013	640,406,319
1

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$240,000,000	[3]	Toronto Dominion Bank, 0.249%, 5/20/2013	$240,000,000
125,000,000	[3]	Toronto Dominion Bank, 0.276%, 7/26/2013	125,000,000
150,000,000	[3]	Toronto Dominion Bank, 0.280%, 6/13/2013	150,000,000
5,000,000	[3]	Toronto Dominion Bank, 0.288%, 5/30/2013	5,000,170
100,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,541,278,891
		Collateralized Loan Agreements—8.6%
		Finance - Banking—8.6%
370,000,000		Barclays Capital, Inc., 0.203% - 0.771%, 7/22/2013 - 7/29/2013	370,000,000
545,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.689%, 5/1/2013 - 7/24/2013	545,000,000
85,000,000		Deutsche Bank Securities, Inc., 0.558%, 5/1/2013	85,000,000
240,000,000		JPMorgan Securities LLC, 0.406% - 0.618%, 6/4/2013 - 7/8/2013	240,000,000
200,000,000		RBC Capital Markets, LLC, 0.294%, 5/15/2013	200,000,000
455,000,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 6/24/2013 - 7/30/2013	455,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,895,000,000
		Commercial Paper—36.9%[4]
		Aerospace/Auto—0.8%
180,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.260%, 9/19/2013	179,816,700
		Finance - Banking—22.0%
175,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.228%, 5/30/2013	174,998,695
215,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.403%, 5/7/2013	215,000,000
340,000,000		BNP Paribas Finance, Inc., 0.240% - 0.250%, 5/1/2013 - 5/3/2013	339,997,361
333,000,000		Barclays US Funding Corp., 0.210%, 7/16/2013	332,852,370
199,000,000		DNB Bank ASA, 0.210%, 7/10/2013	198,918,742
20,000,000		Deutsche Bank Financial, Inc., (GTD by Deutsche Bank AG), 0.230%, 5/7/2013	19,999,233
50,000,000		ICICI Bank Ltd., Hong Kong (Series B), (Wells Fargo Bank, N.A. LOC), 0.240%, 7/24/2013	49,972,000
680,000,000		JPMorgan Chase & Co., 0.250% - 0.300%, 7/30/2013 - 9/6/2013	679,447,417
500,000,000		Lloyds TSB Bank PLC, London, 0.145%, 5/2/2013	499,997,986
800,000,000		NRW.Bank, 0.150%, 5/2/2013	799,996,666
65,000,000		Nederlandse Waterschapsbank NV, 0.240%, 8/1/2013	64,960,133
395,000,000	[1,2]	Northern Pines Funding LLC, 0.250% - 0.270%, 5/7/2013 - 6/13/2013	394,934,653
151,500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.270%, 6/3/2013	151,462,504
400,000,000		Standard Chartered Bank PLC, 0.210%, 7/12/2013	399,832,000
160,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.209%, 5/9/2013	159,998,607
65,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.248%, 5/29/2013	65,000,000
200,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.248%, 5/31/2013	200,000,000
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.259%, 7/8/2013	100,000,000
		TOTAL	4,847,368,367
		Finance - Commercial—0.6%
135,000,000	[1,2]	Alpine Securitization Corp., 0.240%, 7/17/2013	134,930,700
		Finance - Retail—2.6%
144,400,000	[1,2]	Barton Capital LLC, 0.260% - 0.280%, 5/1/2013 - 5/10/2013	144,396,750
175,000,000	[1,2]	Chariot Funding LLC, 0.270% - 0.300%, 7/2/2013 - 10/4/2013	174,845,354
175,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.270% - 0.300%, 7/2/2013 - 10/4/2013	174,823,209
76,000,000	[1,2]	Salisbury Receivables Company LLC, 0.210%, 5/24/2013	75,989,803
		TOTAL	570,055,116
		Food & Beverage—0.2%
35,000,000	[1,2]	Nestle Capital Corp., (GTD by Nestle S.A.), 0.307%, 5/17/2013	34,995,178
		Sovereign—10.7%
738,200,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.210% - 0.310%, 5/28/2013 - 10/11/2013	737,777,577
2

Principal Amount			Value
		Commercial Paper—continued[4]
		Sovereign—continued
$45,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.270%, 10/16/2013	$44,943,300
147,500,000		Caisse des Depots et Consignations (CDC), 0.340%, 7/8/2013	147,405,435
587,000,000	[1,2]	Erste Abwicklungsanstalt, 0.230% - 0.411%, 5/15/2013 - 8/1/2013	586,692,841
88,000,000		Erste Abwicklungsanstalt, 0.300%, 7/25/2013	87,937,746
758,500,000	[1,2]	Kells Funding, LLC, 0.240% - 0.341%, 5/2/2013 - 10/15/2013	758,310,002
		TOTAL	2,363,066,901
		TOTAL COMMERCIAL PAPER	8,130,232,962
		Corporate Bonds—1.2%
		Finance - Banking—0.9%
25,000,000	[1,2]	ANZ New Zealand National (Int'l) Ltd., 6.200%, 7/19/2013	25,324,311
30,000,000		Deutsche Bank AG, 4.875%, 5/20/2013	30,073,218
45,000,000		JPMorgan Chase & Co., 4.750%, 5/1/2013	45,000,000
106,310,000		Wachovia Corp., 5.500%, 5/1/2013	106,310,000
		TOTAL	206,707,529
		Finance - Commercial—0.3%
17,753,000		General Electric Capital Corp., 1.875%, 9/16/2013	17,851,333
41,967,000		General Electric Capital Corp., 4.800%, 5/1/2013	41,967,000
		TOTAL	59,818,333
		TOTAL CORPORATE BONDS	266,525,862
		Funding Agreement—0.6%
		Insurance—0.6%
125,000,000		Metropolitan Life Insurance Co., 0.542%, 5/14/2013	125,000,000
		Notes - Variable—4.8%[3]
		Finance - Automotive—0.1%
10,000,000		Gibson County, IN, (Series 2001), (GTD by Toyota Motor Credit Corp.), 0.240%, 5/1/2013	10,000,000
		Finance - Banking—3.8%
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.250%, 5/2/2013	2,000,000
4,615,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.400%, 5/2/2013	4,615,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.240%, 5/8/2013	50,000,000
30,000,000		Australia & New Zealand Banking Group, Melbourne, 1.137%, 6/3/2013	30,023,786
8,775,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.220%, 5/2/2013	8,775,000
27,000,000		Big Bear Lake, CA IDRB, (Series 1993A), (Wells Fargo Bank, N.A. LOC), 0.230%, 5/1/2013	27,000,000
6,020,000		Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.220%, 5/2/2013	6,020,000
9,145,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	9,145,000
1,170,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	1,170,000
5,151,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	5,151,000
481,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	481,000
668,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/2/2013	668,000
1,692,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	1,692,000
937,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	937,000
6,600,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2013	6,600,000
5,725,000		Cleveland, OH Economic and Community Development, (Series 2008), (PNC Bank, N.A. LOC), 0.190%, 5/1/2013	5,725,000
67,435,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	67,435,000
16,055,000		Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.230%, 5/2/2013	16,055,000
2,730,000		Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/2/2013	2,730,000
4,450,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	4,450,000
5,390,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	5,390,000
7,565,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	7,565,000
20,270,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	20,270,000
49,500,000		Illinois State Toll Highway Authority, (2007 Series A-2d), (Wells Fargo Bank, N.A. LOC), 0.220%, 5/2/2013	49,500,000
3

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$9,915,000		J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	$9,915,000
5,730,000		Jacksonville, FL EDC, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.360%, 5/2/2013	5,730,000
9,570,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.190%, 5/1/2013	9,570,000
3,265,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.180%, 5/1/2013	3,265,000
50,000,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E), (Sumitomo Mitsui Banking Corp. LOC), 0.220%, 5/1/2013	50,000,000
20,000,000		Kentucky Housing Corp., (2005 Series L), 0.240%, 5/1/2013	20,000,000
3,286,000		Kern, CA Water Bank Authority, (Series B), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	3,286,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.240%, 5/2/2013	200,000
4,345,000		Laurel County, Kentucky, Bluegrass Holdings, LLC Project (Series 2008-B), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/2/2013	4,345,000
23,130,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.220%, 5/2/2013	23,130,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3), 0.250%, 5/2/2013	15,000,000
11,125,000		Maine State Housing Authority, (Series 2005 C), 0.250%, 5/2/2013	11,125,000
26,985,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series B), (Deutsche Bank AG LOC), 0.180%, 5/2/2013	26,985,000
25,000,000		Michigan Finance Authority, (Series 2010-B), (PNC Bank, N.A. LOC), 0.190%, 5/2/2013	25,000,000
27,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.190%, 5/2/2013	27,000,000
2,100,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.300%, 5/2/2013	2,100,000
11,837,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.190%, 5/2/2013	11,837,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.250%, 5/1/2013	2,565,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	26,670,000
5,665,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	5,665,000
30,000,000		Perry County, MS, (Series 2002), (Bank of Nova Scotia, Toronto LOC), 0.220%, 5/2/2013	30,000,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2013	21,220,000
10,865,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond - Rivercentre Arena PJ (Series 2009 A), (U.S. Bank, N.A. LOC), 0.200%, 5/2/2013	10,865,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	18,965,000
8,985,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	8,985,000
10,065,000		Santa Rosa CA Pension Obligation, Revenue Bond (Series 2003A), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/2/2013	10,065,000
13,395,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	13,395,000
1,495,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.250%, 5/3/2013	1,495,000
490,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.590%, 5/2/2013	490,000
3,250,000		Vulcan, Inc., (Series 2011), (Branch Banking & Trust Co. LOC), 0.200%, 5/1/2013	3,250,000
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.270%, 5/1/2013	15,930,000
510,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2013	510,000
50,000,000		Wells Fargo Bank, N.A., 0.330%, 6/20/2013	50,000,000
13,440,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	13,440,000
11,845,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	11,845,000
2,280,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.260%, 5/1/2013	2,280,000
		TOTAL	829,520,786
		Finance - Commercial—0.7%
50,000,000	[1]	Atlantic Asset Securitization LLC, 0.289%, 5/20/2013	49,998,060
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.292%, 9/4/2013	49,998,269
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.250%, 5/8/2013	25,000,000
2,750,000		General Electric Capital Corp., 0.400%, 6/19/2013	2,750,622
8,412,000		General Electric Capital Corp., 0.400%, 6/20/2013	8,407,706
3,000,000		General Electric Capital Corp., 0.410%, 6/20/2013	2,997,438
500,000		General Electric Capital Corp., 0.420%, 6/20/2013	500,355
7,420,000		General Electric Capital Corp., 1.110%, 6/20/2013	7,459,759
4

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Commercial—continued
$6,900,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.270%, 5/2/2013	$6,900,000
		TOTAL	154,012,209
		Government Agency—0.0%
500,000		Augusta, GA Housing Authority, Westbury Creek Apartments Project (Series 2003 B), (FNMA LOC), 0.270%, 5/1/2013	500,000
815,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.170%, 5/2/2013	815,000
915,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.500%, 5/2/2013	915,000
95,000		Sacramento County, CA HDA, Revenue Bonds (Series 2002), (FNMA LOC), 0.190%, 5/2/2013	95,000
535,000		Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.180%, 5/2/2013	535,000
		TOTAL	2,860,000
		Insurance—0.0%
5,185,000		New Castle County, DE, Revenue Bonds, (Berkshire Hathaway, Inc. LOC), 0.210%, 5/2/2013	5,185,000
		Sovereign—0.2%
50,000,000	[1,2]	Kells Funding, LLC, 0.240%, 5/7/2013	50,000,000
		TOTAL NOTES - VARIABLE	1,051,577,995
		Repurchase Agreements—7.0%
100,000,000		Repurchase agreement 0.17%, dated 4/30/2013 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,472 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2040 and the market value of those underlying securities was $102,002,484.	100,000,000
4,850,000		Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632.	4,850,000
500,000,000		Repurchase agreement 0.17%, dated 4/30/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,002,361 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $510,014,331.	500,000,000
250,000,000		Repurchase agreement 0.18%, dated 4/30/2013 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,250 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 7/16/2046 and the market value of those underlying securities was $257,310,203.	250,000,000
200,000,000		Interest in $703,000,000 joint repurchase agreement 0.11%, dated 4/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $703,015,036 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2043 and the market value of those underlying securities was $724,103,275.	200,000,000
195,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 4/30/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,002,500 on 5/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $510,000,969.	195,000,000
50,000,000		Interest in $130,216,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which RBS Securities, Inc. will repurchase a security provided as collateral for $130,216,506 on 5/1/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 4/15/2016 and the market value of that underlying security was $132,824,814.	50,000,000
250,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,007,083 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2043 and the market value of those underlying securities was $1,530,007,225.	250,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,549,850,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	22,025,423,511
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	8,193,070
		TOTAL NET ASSETS—100%	$22,033,616,581
5

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $3,513,063,259, which represented 15.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $3,424,603,660, which represented 15.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust Series 2012-MM1, Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9/7/2012	$38,461,539	$38,461,539
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
6
Federated Prime Management Obligations Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.4%
		Finance - Automotive—0.2%
$755,987		SMART ABS (Series 2012-4US) Trust, Class A1, 0.290%, 10/14/2013	$755,987
2,688,912		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	2,688,912
		TOTAL	3,444,899
		Finance - Equipment—0.2%
1,675,436		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	1,675,436
1,432,945	[1,2]	Leaf Equipment Contract Backed Notes, Series 2012-1, Class A1, 0.370%, 10/15/2013	1,432,945
		TOTAL	3,108,381
		TOTAL ASSET-BACKED SECURITIES	6,553,280
		Bank Note—5.1%
		Finance - Banking—5.1%
90,000,000		Bank of America N.A., 0.280%—0.300%, 5/29/2013 - 7/12/2013	90,000,000
		Certificates of Deposit—29.3%
		Finance - Banking—29.3%
10,000,000		BNP Paribas SA, 0.240%, 7/17/2013	10,000,000
40,000,000	[3]	Bank of Nova Scotia, Toronto, 0.350%, 5/9/2013	40,000,000
90,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%—0.240%, 8/15/2013 - 8/27/2013	90,000,000
15,000,000	[3]	Canadian Imperial Bank of Commerce, 0.309%, 5/24/2013	15,000,000
28,000,000		Citibank NA, New York, 0.240%—0.270%, 5/14/2013 - 6/21/2013	28,000,000
47,900,000		Credit Agricole Corporate and Investment Bank, 0.270%—0.290%, 7/9/2013 - 8/1/2013	47,900,000
10,000,000		Credit Suisse, Zurich, 0.255%, 6/3/2013	10,000,000
10,000,000		DNB Bank ASA, 0.220%, 6/14/2013	10,000,000
52,000,000		Deutsche Bank AG, 0.230%—0.250%, 5/17/2013 - 7/19/2013	52,000,210
30,000,000		Fifth Third Bank, Cincinnati, 0.300%, 6/7/2013	30,000,000
27,000,000		Mizuho Corporate Bank Ltd., 0.230%, 5/28/2013 - 8/1/2013	27,000,000
25,000,000		Natixis, 0.300%, 5/13/2013	25,000,000
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.360%, 5/1/2013	10,000,000
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.439%, 5/22/2013	10,000,000
95,000,000		Sumitomo Mitsui Banking Corp., 0.250%, 6/14/2013 - 7/2/2013	95,000,000
15,000,000		Svenska Handelsbanken, Stockholm, 0.220%, 7/15/2013	15,000,156
		TOTAL CERTIFICATES OF DEPOSIT	514,900,366
		Collateralized Loan Agreements—17.4%
		Finance - Banking—17.4%
25,000,000		BNP Paribas Securities Corp., 0.456%, 5/1/2013	25,000,000
62,000,000		Citigroup Global Markets, Inc., 0.659%—0.801%, 5/1/2013 - 6/28/2013	62,000,000
35,000,000		Credit Suisse Securities (USA) LLC, 0.304%—0.689%, 5/1/2013 - 7/24/2013	35,000,000
25,000,000		Goldman Sachs & Co., 0.446%, 5/1/2013	25,000,000
15,000,000		J.P. Morgan Securities LLC, 0.608%, 6/24/2013	15,000,000
90,000,000		Pershing LLC, 0.456%, 5/1/2013	90,000,000
38,000,000		RBS Securities, Inc., 0.497%—0.872%, 5/30/2013 - 2/20/2014	38,000,000
15,000,000		Wells Fargo Securities LLC, 0.355%, 7/22/2013	15,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	305,000,000
		Commercial Paper—29.1%[4]
		Finance - Banking—7.7%
15,000,000		BNP Paribas Finance, Inc., 0.240%, 5/1/2013	15,000,000
20,000,000		Barclays US Funding Corp., 0.210%, 7/16/2013	19,991,134
15,000,000		Deutsche Bank Financial, Inc., (GTD by Deutsche Bank AG), 0.250%, 7/29/2013	14,990,729
1

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$10,000,000		J.P. Morgan Chase & Co., 0.300%, 9/6/2013	$9,989,333
6,000,000	[1,2]	LMA-Americas LLC, 0.270%—0.280%, 7/3/2013 - 7/17/2013	5,996,973
20,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.270%, 6/3/2013	19,995,050
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.250%, 5/8/2013	25,000,000
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.254%, 5/1/2013	25,000,000
		TOTAL	135,963,219
		Finance - Commercial—4.6%
25,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.270%, 5/28/2013	24,994,937
56,000,000	[1,2]	Versailles Commercial Paper LLC, 0.270%—0.280%, 5/29/2013 - 7/16/2013	55,984,487
		TOTAL	80,979,424
		Finance - Retail—4.3%
75,000,000	[1,2]	Sheffield Receivables Corp., 0.210%, 7/23/2013	74,963,687
		Sovereign—12.5%
75,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.210%—0.280%, 5/28/2013 - 10/3/2013	74,957,686
70,000,000	[1,2]	Erste Abwicklungsanstalt, 0.411%, 5/16/2013 - 5/21/2013	69,986,903
75,000,000	[1,2]	Kells Funding, LLC, 0.230%—0.341%, 5/2/2013 - 8/15/2013	74,976,079
		TOTAL	219,920,668
		TOTAL COMMERCIAL PAPER	511,826,998
		Corporate Bond—2.6%
		Finance - Commercial—2.6%
44,500,000		General Electric Capital Corp., 5.400%, 9/20/2013	45,371,223
		Notes - Variable—11.9%[3]
		Finance - Banking—11.5%
24,350,000	[1,2]	BlackRock MuniHoldings Fund II, Inc., VMTP Preferred Shares (Series T0018), 0.190%, 5/1/2013	24,350,000
25,000,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.190%, 5/1/2013	25,000,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.300%, 5/2/2013	4,350,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Mizuho Corporate Bank Ltd. LOC), 0.320%, 5/2/2013	1,500,000
15,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.210%, 5/1/2013	15,000,000
7,900,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	7,900,000
3,225,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	3,225,000
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.180%, 5/1/2013	15,545,000
75,000,000		PNC Bank, N.A., 0.535%, 6/20/2013	75,000,000
3,150,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/2/2013	3,150,000
1,385,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	1,385,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of Montreal LOC), 0.210%, 5/1/2013	25,000,000
		TOTAL	201,405,000
		Finance - Commercial—0.4%
7,600,000		General Electric Capital Corp., 0.410%, 6/20/2013	7,601,086
		TOTAL NOTES - VARIABLE	209,006,086
		Repurchase Agreement—4.2%
74,463,000		Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632. (AT COST)	74,463,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	1,757,120,953
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	372,466
		TOTAL NET ASSETS—100%	$1,757,493,419
2

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $447,643,697, which represented 25.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $447,643,697, which represented 25.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate MuniFund Term Preferred
3
Federated Prime Obligations Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.7%
		Finance - Automotive—0.4%
$25,662,792		Ally Auto Receivables Trust 2012-5, Class A1, 0.250%, 11/15/2013	$25,662,792
11,692,723		AmeriCredit Automobile Receivables Trust 2012-5, Class A1, 0.270%, 12/9/2013	11,692,723
21,595,843		AmeriCredit Automobile Receivables Trust 2013-1, Class A1, 0.240%, 2/10/2014	21,595,843
8,429,711	[1,2]	Enterprise Fleet Financing, LLC (Series 2012-2), Class A1, 0.325%, 9/20/2013	8,429,711
55,996,713		Honda Auto Receivables Owner Trust 2013-1, Class A1, 0.200%, 1/21/2014	55,996,713
40,622,034	[1,2]	Hyundai Auto Lease Securitization Trust 2013-A, Class A1, 0.230%, 3/17/2014	40,622,034
19,050,366		Hyundai Auto Receivables Trust 2013-A, Class A1, 0.200%, 2/18/2014	19,050,366
310,987		Mercedes-Benz Auto Receivables Trust 2012-1, Class A1, 0.230%, 9/16/2013	310,987
		TOTAL	183,361,169
		Finance - Banking—0.1%
42,307,693	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	42,307,693
		Finance - Equipment—0.2%
81,635,563		CNH Equipment Trust 2013-A, Class A1, 0.230%, 3/15/2014	81,635,563
		TOTAL ASSET-BACKED SECURITIES	307,304,425
		Certificates of Deposit—45.1%
		Finance - Banking—45.1%
330,100,000		BNP Paribas SA, 0.240% - 0.260%, 7/17/2013 - 8/2/2013	330,100,000
125,000,000	[3]	Bank of Montreal, 0.278%, 7/16/2013	125,000,000
245,000,000	[3]	Bank of Montreal, 0.300%, 6/17/2013	245,000,000
560,000,000	[3]	Bank of Montreal, 0.301%, 6/14/2013	560,000,000
200,000,000	[3]	Bank of Montreal, 0.302%, 7/5/2013	200,000,000
100,000,000	[3]	Bank of Montreal, 0.320%, 5/15/2013	100,000,000
385,000,000	[3]	Bank of Montreal, 0.326%, 5/7/2013	385,000,000
285,000,000	[3]	Bank of Montreal, 0.340%, 5/15/2013	285,000,000
239,000,000		Bank of Montreal, 0.380%, 10/15/2013	239,000,000
71,550,000	[3]	Bank of Montreal, 0.733%, 7/3/2013	71,684,811
500,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/11/2013	500,000,000
1,000,000,000	[3]	Bank of Nova Scotia, Toronto, 0.349%, 5/10/2013	1,000,000,000
1,950,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.160% - 0.180%, 5/1/2013 - 5/9/2013	1,950,000,000
790,000,000		Barclays Bank PLC, 0.220%, 6/7/2013	790,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.309%, 5/24/2013	300,000,000
776,500,000		Credit Agricole Corporate and Investment Bank, 0.280% - 0.290%, 6/14/2013 - 8/1/2013	776,500,000
597,000,000		Credit Suisse, Zurich, 0.240% - 0.255%, 6/3/2013 - 7/18/2013	597,000,000
100,000,000		Credit Suisse, Zurich, 0.260%, 8/22/2013	100,000,000
247,300,000		Credit Suisse, Zurich, 0.260%, 8/26/2013	247,300,000
866,000,000		DNB Bank ASA, 0.210% - 0.220%, 6/14/2013 - 7/9/2013	866,000,000
1,854,000,000		Deutsche Bank AG, 0.230% - 0.260%, 5/17/2013 - 6/7/2013	1,854,002,709
453,000,000	[3]	JPMorgan Chase Bank, N.A., 0.399%, 5/21/2013	453,000,000
1,300,000,000		Rabobank Nederland NV, Utrecht, 0.240% - 0.270%, 6/28/2013 - 10/17/2013	1,300,000,000
64,000,000	[3]	Royal Bank of Canada, Montreal, 0.326%, 7/30/2013	64,000,000
473,000,000	[3]	Royal Bank of Canada, Montreal, 0.330%, 5/1/2013	473,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.332%, 7/5/2013	25,000,000
198,875,000	[3]	Royal Bank of Canada, Montreal, 0.346%, 5/6/2013	198,875,000
273,000,000	[3]	Royal Bank of Canada, Montreal, 0.350%, 5/1/2013	273,000,000
500,000,000	[3]	Royal Bank of Canada, Montreal, 0.360%, 5/1/2013	500,000,000
52,000,000	[3]	Royal Bank of Canada, Montreal, 0.439%, 5/22/2013	52,000,000
1

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$1,900,000,000		Sumitomo Mitsui Banking Corp., 0.150% - 0.190%, 5/1/2013 - 5/10/2013	$1,900,000,000
1,146,000,000		Svenska Handelsbanken, Stockholm, 0.220% - 0.235%, 6/20/2013 - 7/15/2013	1,146,008,993
300,000,000	[3]	Toronto Dominion Bank, 0.249%, 5/20/2013	300,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.276%, 7/22/2013	100,000,000
190,000,000	[3]	Toronto Dominion Bank, 0.276%, 7/26/2013	190,000,000
310,000,000	[3]	Toronto Dominion Bank, 0.280%, 6/13/2013	310,000,000
150,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	150,000,000
500,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.254%, 5/2/2013	500,000,000
500,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.288%, 5/28/2013	500,050,144
		TOTAL CERTIFICATES OF DEPOSIT	19,956,521,657
		Collateralized Loan Agreements—10.1%
		Finance - Banking—10.1%
450,000,000		BNP Paribas Securities Corp., 0.253% - 0.507%, 5/1/2013 - 5/28/2013	450,000,000
520,000,000		Barclays Capital, Inc., 0.466% - 0.771%, 7/11/2013 - 7/22/2013	520,000,000
1,105,500,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.689%, 5/1/2013 - 7/24/2013	1,105,500,000
650,000,000		JPMorgan Securities LLC, 0.406% - 0.618%, 6/4/2013 - 7/8/2013	650,000,000
200,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253% - 0.264%, 5/17/2013 - 5/24/2013	200,000,000
350,000,000		RBC Capital Markets, LLC, 0.294% - 0.406%, 5/15/2013 - 5/17/2013	350,000,000
1,195,700,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 6/24/2013 - 7/30/2013	1,195,700,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,471,200,000
		Commercial Paper—24.2%[4]
		Aerospace/Auto—0.9%
420,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.260%, 9/19/2013 - 9/20/2013	419,570,133
		Electric Power—1.1%
470,000,000	[1,2]	Electricite de France SA, 0.240% - 0.250%, 5/31/2013 - 7/5/2013	469,864,153
		Finance - Automotive—0.7%
230,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.280% - 0.331%, 7/1/2013 - 10/1/2013	229,841,863
97,000,000		FCAR Owner Trust, (A1/P1 Series), 0.300% - 0.341%, 7/1/2013 - 9/4/2013	96,926,652
		TOTAL	326,768,515
		Finance - Banking—12.5%
134,400,000		BNP Paribas Finance, Inc., 0.250%, 5/3/2013	134,398,133
650,000,000		Barclays US Funding Corp., 0.210%, 7/16/2013	649,711,833
200,000,000		Credit Agricole North America, Inc., 0.310%, 5/13/2013	199,979,333
30,000,000		Deutsche Bank Financial, Inc., (GTD by Deutsche Bank AG), 0.230%, 5/7/2013	29,998,850
337,000,000		ING (U.S.) Funding LLC, 0.230% - 0.240%, 5/2/2013 - 7/2/2013	336,939,337
1,005,000,000		JPMorgan Chase & Co., 0.250% - 0.300%, 5/15/2013 - 9/6/2013	1,004,318,542
100,000,000	[1,2]	LMA-Americas LLC, 0.280% - 0.280%, 7/8/2013 - 7/11/2013	99,945,548
1,250,000,000		Lloyds TSB Bank PLC, London, 0.145%, 5/1/2013 - 5/2/2013	1,249,997,986
113,000,000	[1,2]	Matchpoint Master Trust, 0.220% - 0.230%, 5/10/2013 - 6/12/2013	112,977,785
458,000,000	[1,2]	Northern Pines Funding LLC, 0.250% - 0.270%, 5/7/2013 - 6/13/2013	457,917,118
341,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.300% - 0.310%, 5/2/2013 - 7/2/2013	340,954,588
750,000,000		Standard Chartered Bank PLC, 0.210% - 0.220%, 6/18/2013 - 7/5/2013	749,757,917
174,670,000	[1,2]	Surrey Funding Corporation, 0.230%, 5/7/2013	174,663,305
		TOTAL	5,541,560,275
		Finance - Commercial—2.2%
470,969,000	[1,2]	Alpine Securitization Corp., 0.220%, 6/6/2013	470,865,387
482,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250% - 0.280%, 5/17/2013 - 7/10/2013	481,863,555
		TOTAL	952,728,942
		Finance - Retail—4.2%
569,920,000	[1,2]	Barton Capital LLC, 0.250% - 0.270%, 5/2/2013 - 6/7/2013	569,832,960
2

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Retail—continued
$554,000,000	[1,2]	Chariot Funding LLC, 0.250% - 0.321%, 6/3/2013 - 10/25/2013	$553,570,129
626,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.270% - 0.321%, 5/8/2013 - 10/2/2013	625,568,902
92,000,000	[1,2]	Sheffield Receivables Corp., 0.210%, 7/1/2013	91,967,263
		TOTAL	1,840,939,254
		Sovereign—2.6%
1,163,000,000	[1,2]	Kells Funding, LLC, 0.210% - 0.341%, 5/2/2013 - 8/28/2013	1,162,681,463
		TOTAL COMMERCIAL PAPER	10,714,112,735
		Corporate Bonds—1.9%
		Finance - Banking—0.1%
33,853,000		JPMorgan Chase & Co., 4.750%, 5/1/2013	33,853,000
17,342,000		Wachovia Corp., 5.500%, 5/1/2013	17,342,000
		TOTAL	51,195,000
		Finance - Commercial—1.8%
78,781,000	[3]	General Electric Capital Corp., 0.443%, 5/8/2013	78,782,188
31,083,000	[3]	General Electric Capital Corp., 0.910%, 7/8/2013	31,270,071
37,300,000	[3]	General Electric Capital Corp., 1.130%, 7/8/2013	37,515,880
144,862,000		General Electric Capital Corp., 1.875%, 9/16/2013	145,671,801
57,430,000		General Electric Capital Corp., 2.100%, 1/7/2014	58,118,294
181,881,000		General Electric Capital Corp., 4.800%, 5/1/2013	181,881,000
101,190,000		General Electric Capital Corp., 5.400%, 9/20/2013	103,176,414
140,084,000		General Electric Capital Corp., 5.900%, 5/13/2014	148,084,152
		TOTAL	784,499,800
		TOTAL CORPORATE BONDS	835,694,800
		Notes - Variable—7.1%[3]
		Diversified—0.0%
815,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.370%, 5/2/2013	815,000
		Finance - Automotive—0.1%
10,000,000		Gibson County, IN, (Series 1999A), (GTD by Toyota Motor Credit Corp.), 0.240%, 5/1/2013	10,000,000
60,000,000		Toyota Motor Credit Corp., 0.289%, 5/24/2013	60,000,000
		TOTAL	70,000,000
		Finance - Banking—5.2%
8,955,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.170%, 5/2/2013	8,955,000
1,090,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.260%, 5/2/2013	1,090,000
9,595,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	9,595,000
6,070,000		Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	6,070,000
5,060,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	5,060,000
7,560,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	7,560,000
291,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/2/2013	291,000
332,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/2/2013	332,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.400%, 5/2/2013	2,350,000
4,880,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.250%, 5/3/2013	4,880,000
4,585,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.200%, 5/2/2013	4,585,000
2,725,000		Cleveland, OH Economic and Community Development, (Series 2008), (PNC Bank, N.A. LOC), 0.190%, 5/1/2013	2,725,000
460,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/2/2013	460,000
7,175,000		Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	7,175,000
100,000		District of Columbia Revenue, Revenue Bonds (Series 2008B), (PNC Bank, N.A. LOC), 0.190%, 5/2/2013	100,000
18,635,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.200%, 5/2/2013	18,635,000
66,605,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.220%, 5/2/2013	66,605,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.180%, 5/1/2013	33,900,000
3

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$7,550,000		Gulf Gate Apartments LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	$7,550,000
4,730,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.250%, 5/1/2013	4,730,000
30,000,000		Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.250%, 5/2/2013	30,000,000
16,200,000		Illinois Finance Authority, (Series 2009C), (Wells Fargo Bank, N.A. LOC), 0.220%, 5/1/2013	16,200,000
17,470,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.190%, 5/1/2013	17,470,000
3,270,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.180%, 5/1/2013	3,270,000
15,425,000		Kentucky Housing Corp., (2006 Series C), 0.240%, 5/1/2013	15,425,000
1,485,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/1/2013	1,485,000
1,050,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/1/2013	1,050,000
23,420,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2013	23,420,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.190%, 5/2/2013	25,000,000
22,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.190%, 5/2/2013	22,000,000
6,155,000		Mississippi Business Finance Corp., (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	6,155,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.300%, 5/2/2013	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.520%, 5/2/2013	10,000,000
7,891,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.190%, 5/2/2013	7,891,000
11,400,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.190%, 5/2/2013	11,400,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.280%, 5/1/2013	15,600,000
5,485,000		New York State HFA, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.170%, 5/1/2013	5,485,000
9,040,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.210%, 5/2/2013	9,040,000
69,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2013	69,800,000
9,100,000		Oregon State Facilities Authority, (Series 2008A), (U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	9,100,000
685,000,000		PNC Bank, N.A., 0.535%, 6/20/2013	685,000,000
4,810,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/2/2013	4,810,000
3,990,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/1/2013	3,990,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2013	21,220,000
8,445,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.300%, 5/2/2013	8,445,000
15,230,000		Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.200%, 5/2/2013	15,230,000
6,125,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	6,125,000
15,510,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	15,510,000
29,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.160%, 5/2/2013	29,000,000
10,985,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 1.000%, 5/2/2013	10,985,000
585,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.440%, 5/2/2013	585,000
275,000,000		State Street Bank and Trust Co., 0.330%, 6/20/2013	275,000,000
8,250,000		TMF Biofuels LLC, (Series 2012), (Rabobank Nederland NV, Utrecht LOC), 0.200%, 5/2/2013	8,250,000
27,220,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	27,220,000
700,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2013	700,000
7,900,000		Vulcan, Inc., (Series 2012), (Branch Banking & Trust Co. LOC), 0.200%, 5/1/2013	7,900,000
466,000,000		Wells Fargo Bank, N.A., 0.330%, 6/20/2013	466,000,000
200,000,000		Wells Fargo Bank, N.A., 0.354%, 6/24/2013	200,000,000
9,255,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	9,255,000
7,560,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.170%, 5/2/2013	7,560,000
		TOTAL	2,304,044,000
		Finance - Commercial—0.7%
100,000,000	[1]	Atlantic Asset Securitization LLC, 0.289%, 5/20/2013	99,996,120
125,000,000	[1]	Atlantic Asset Securitization LLC, 0.292%, 5/7/2013	124,995,477
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.233%, 5/7/2013	25,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.273%, 6/28/2013	25,000,000
4

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Commercial—continued
$470,000		General Electric Capital Corp., 0.410%, 6/20/2013	$470,364
20,000,000		General Electric Capital Corp., 1.110%, 6/20/2013	20,107,782
3,860,000		General Electric Capital Corp., 1.189%, 5/22/2013	3,861,828
395,000		General Electric Capital Corp., 1.284%, 6/24/2013	396,274
12,815,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.270%, 5/2/2013	12,815,000
		TOTAL	312,642,845
		Government Agency—0.5%
13,850,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.170%, 5/1/2013	13,850,000
23,475,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.200%, 5/2/2013	23,475,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.180%, 5/2/2013	36,020,000
8,040,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.400%, 5/2/2013	8,040,000
3,255,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.490%, 5/2/2013	3,255,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.250%, 5/2/2013	8,290,000
10,775,000		Holland-Sheltair Aviation Funding LLC, (Series 2005-B), (FHLB of Atlanta LOC), 0.170%, 5/2/2013	10,775,000
11,000,000		KDF Pioneer L.P., (Series 2013-A), (FHLB of San Francisco LOC), 0.200%, 5/2/2013	11,000,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.190%, 5/2/2013	6,200,000
7,500,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.200%, 5/2/2013	7,500,000
7,500,000		Premier Mushrooms, Inc., (Series 2012), (CoBank, ACB LOC), 0.200%, 5/2/2013	7,500,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.200%, 5/2/2013	6,040,000
9,955,000		Tack Capital Co., (FHLB of New York LOC), 0.200%, 5/2/2013	9,955,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.200%, 5/2/2013	56,000,000
2,980,000		Washington State Housing Finance Commission, Revenue Bonds, 0.180%, 5/2/2013	2,980,000
		TOTAL	210,880,000
		Insurance—0.4%
165,000,000		Metropolitan Life Insurance Co., 0.542%, 5/14/2013	165,000,000
16,575,000		Wichita, KS, Revenue Bonds, (GTD by Berkshire Hathaway, Inc.), 0.210%, 5/2/2013	16,575,000
		TOTAL	181,575,000
		Sovereign—0.1%
50,000,000	[1,2]	Kells Funding, LLC, 0.240%, 5/7/2013	50,000,000
		University—0.1%
17,000,000		University of California (The Regents of), (Series 2011 Z-1), 0.170%, 5/2/2013	17,000,000
17,000,000		University of California (The Regents of), (Series 2011 Z-2), 0.180%, 5/2/2013	17,000,000
		TOTAL	34,000,000
		TOTAL NOTES-VARIABLE	3,163,956,845
		Time Deposit—5.4%
		Finance - Banking—5.4%
500,000,000		DNB Bank ASA, 0.150%, 5/1/2013	500,000,000
900,000,000		Societe Generale, Paris, 0.150% - 0.160%, 5/1/2013	900,000,000
1,000,000,000		Svenska Handelsbanken, Stockholm, 0.150%, 5/1/2013	1,000,000,000
		TOTAL TIME DEPOSITS	2,400,000,000
		Repurchase Agreements—5.5%
17,645,000		Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632.	17,645,000
50,000,000		Interest in $250,000,000 joint repurchase agreement 0.18%, dated 4/30/2013 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,001,250 on 5/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2042 and the market value of those underlying securities was $257,500,329.	50,000,000
5

Principal Amount		Value
	Repurchase Agreements—continued
$2,350,000,000	Interest in $2,600,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Royal Bank of Scotland will repurchase securities provided as collateral for $2,600,010,111 on 5/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $2,652,002,471.	$2,350,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	2,417,645,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	44,266,435,462
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	15,899,960
	TOTAL NET ASSETS—100%	$44,282,335,422
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $5,701,698,603, which represented 12.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $5,434,399,313, which represented 12.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Atlantic Asset Securitization LLC, 0.289%, 5/20/2013	3/20/2013	$99,995,000	$99,996,120
Atlantic Asset Securitization LLC, 0.292%, 5/7/2013	3/5/2013 – 3/20/2013	$124,993,750	$124,995,477
HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9/7/2012	$42,307,693	$42,307,693
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
6

The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
7
Federated Prime Value Obligations Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.9%
		Finance - Automotive—0.7%
$17,875,095		BMW Vehicle Lease Trust 2013-1, Class A1, 0.200%, 1/21/2014	$17,875,095
8,819,843		SMART ABS Series 2012-4US Trust, Class A1, 0.290%, 10/14/2013	8,819,843
15,567,387		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	15,567,387
8,003,584		Santander Drive Auto Receivables Trust 2013-1, Class A1, 0.260%, 1/15/2014	8,003,584
		TOTAL	50,265,909
		Finance - Equipment—0.2%
6,282,886		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	6,282,886
5,731,780	[1,2]	Leaf Equipment Contract Backed Notes, Series 2012-1, Class A1, 0.370%, 10/15/2013	5,731,780
		TOTAL	12,014,666
		TOTAL ASSET-BACKED SECURITIES	62,280,575
		Bank Note—1.2%
		Finance - Banking—1.2%
80,000,000		Bank of America N.A., 0.280% - 0.300%, 5/31/2013 - 7/12/2013	80,000,000
		Certificates of Deposit—36.5%
		Finance - Banking—36.5%
200,000,000		BNP Paribas SA, 0.260%, 5/3/2013 - 8/2/2013	200,000,000
100,000,000	[3]	Bank of Montreal, 0.318%, 5/6/2013	100,000,000
288,100,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.235% - 0.260%, 5/10/2013 - 8/27/2013	288,100,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.309%, 5/24/2013	100,000,000
52,000,000		Citibank NA, New York, 0.270%, 5/14/2013	52,000,000
111,000,000		Credit Agricole Corporate and Investment Bank, 0.290%, 6/17/2013	111,000,000
150,000,000		Credit Suisse, Zurich, 0.260%, 8/26/2013	150,000,000
100,000,000		DNB Bank ASA, 0.220%, 6/14/2013	100,000,000
140,000,000		Deutsche Bank AG, 0.240% - 0.250%, 6/28/2013 - 7/19/2013	140,000,000
115,000,000		Fifth Third Bank, Cincinnati, 0.300% - 0.310%, 6/6/2013 - 7/25/2013	115,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.399%, 6/21/2013	150,000,000
176,000,000		Mizuho Corporate Bank Ltd., 0.230%, 8/1/2013	176,000,000
103,000,000		Natixis, 0.240% - 0.300%, 5/13/2013 - 6/12/2013	103,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.332%, 7/5/2013	50,000,000
42,000,000	[3]	Royal Bank of Canada, Montreal, 0.439%, 5/22/2013	42,000,000
25,000,000		Standard Chartered Bank PLC, 0.255%, 6/26/2013	25,000,194
279,600,000		Sumitomo Mitsui Banking Corp., 0.240% - 0.260%, 5/7/2013 - 6/14/2013	279,600,000
50,000,000		Svenska Handelsbanken, Stockholm, 0.235%, 6/20/2013	50,000,347
100,000,000	[3]	Toronto Dominion Bank, 0.276%, 7/22/2013	100,000,000
75,000,000	[3]	Toronto Dominion Bank, 0.276%, 7/26/2013	75,000,000
125,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	125,000,000
11,000,000		UBS AG, 0.220%, 6/13/2013	11,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,542,700,541
		Collateralized Loan Agreements—14.7%
		Finance - Banking—14.7%
99,000,000		BMO Capital Markets Corp., 0.253%, 5/1/2013	99,000,000
100,000,000		Barclays Capital, Inc., 0.466% - 0.771%, 7/11/2013 - 7/22/2013	100,000,000
169,500,000		Citigroup Global Markets, Inc., 0.659% - 0.801%, 5/1/2013 - 6/28/2013	169,500,000
70,000,000		Goldman Sachs & Co., 0.446%, 5/1/2013	70,000,000
80,000,000		JPMorgan Securities LLC, 0.426% - 0.618%, 6/4/2013 - 6/24/2013	80,000,000
185,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.456% - 0.771%, 5/1/2013 - 7/22/2013	185,000,000
1

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$35,000,000		Mizuho Securities USA, Inc., 0.456%, 5/2/2013	$35,000,000
185,000,000		Pershing LLC, 0.406% - 0.456%, 5/1/2013	185,000,000
101,500,000		RBS Securities, Inc., 0.497% - 0.872%, 5/30/2013 - 2/20/2014	101,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,025,000,000
		Commercial Paper—28.9%[4]
		Aerospace/Auto—0.5%
33,500,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.330%, 5/10/2013	33,497,236
		Electric Power—0.5%
31,600,000		Virginia Electric & Power Co., 0.320% - 0.330%, 5/2/2013 - 5/9/2013	31,598,430
		Finance - Banking—11.8%
60,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.400% - 0.420%, 6/25/2013 - 6/28/2013	59,961,431
44,500,000		JPMorgan Chase & Co., 0.300%, 9/6/2013	44,452,533
100,000,000	[1,2]	LMA-Americas LLC, 0.280%, 6/20/2013 - 7/11/2013	99,954,578
10,783,000		Los Angeles County Metropolitan Transportation Authority (Series A-T-SSB), (State Street Bank and Trust Co. LOC), 0.180%, 7/9/2013	10,783,000
57,173,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-SMBC), (Sumitomo Mitsui Banking Corp. LOC), 0.220%, 6/24/2013 - 7/1/2013	57,173,000
17,173,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-UB), (Union Bank, N.A. LOC), 0.230%, 7/2/2013	17,173,000
149,000,000	[1,2]	Mizuho Funding LLC, 0.250%, 5/3/2013	149,000,000
40,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 6/27/2013	39,984,800
100,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.290%, 5/1/2013	100,000,000
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.248%, 5/28/2013	25,000,000
155,000,000		Westpac Banking Corp. Ltd., Sydney, 0.248%, 5/29/2013	155,000,000
63,000,000		Westpac Banking Corp. Ltd., Sydney, 0.250%, 7/8/2013	63,000,000
		TOTAL	821,482,342
		Finance - Commercial—4.9%
110,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250%, 6/5/2013 - 7/9/2013	109,965,000
230,000,000	[1,2]	Versailles Commercial Paper LLC, 0.270% - 0.280%, 5/29/2013 - 7/2/2013	229,927,705
		TOTAL	339,892,705
		Finance - Retail—2.9%
100,000,000	[1,2]	Chariot Funding LLC, 0.280% - 0.300%, 7/3/2013 - 7/22/2013	99,941,861
100,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.300%, 7/3/2013 - 7/9/2013	99,945,000
		TOTAL	199,886,861
		Food & Beverage—0.3%
20,000,000	[1,2]	Nestle Capital Corp., (GTD by Nestle S.A.), 0.307%, 5/17/2013	19,997,245
		Machinery / Equipment / Auto—0.1%
6,000,000	[1,2]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. SA), 0.280%, 5/20/2013	5,999,113
		Mining—0.6%
37,745,000	[1,2]	Xstrata Finance (Dubai) ltd., 0.400%, 6/7/2013	37,729,483
		Oil & Oil Finance—0.5%
34,400,000	[1,3]	Devon Energy Corp., 0.350%, 5/23/2013	34,400,000
		Sovereign—6.8%
295,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250% - 0.310%, 7/15/2013 - 10/28/2013	294,676,417
170,000,000	[1,2]	Erste Abwicklungsanstalt, 0.310% - 0.411%, 5/16/2013 - 7/30/2013	169,910,542
12,000,000	[1,2]	Kells Funding, LLC, 0.230% - 0.270%, 5/8/2013 - 8/2/2013	11,992,935
		TOTAL	476,579,894
		Telecommunications—0.1%
8,200,000	[1,2]	Verizon Communications, Inc., 0.290% - 0.300%, 5/2/2013 - 6/13/2013	8,198,863
		TOTAL COMMERCIAL PAPER	2,009,262,172
2

Principal Amount			Value
		Corporate Bonds—0.7%
		Finance - Commercial—0.7%
$48,769,000		General Electric Capital Corp., 4.800%, 5/1/2013	$48,769,000
		Loan Participation—2.0%
		Chemicals—2.0%
138,500,000		DuPont Teijin Films U.S. L.P., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 5/29/2013	138,500,000
		Notes - Variable—13.1%[3]
		Chemicals—0.5%
19,900,000		Louisiana Public Facilities Authority, (Series 2007A), 0.210%, 5/1/2013	19,900,000
16,000,000		Michigan Strategic Fund, (Series 2007), 0.200%, 5/1/2013	16,000,000
		TOTAL	35,900,000
		Finance - Banking—11.1%
20,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.260%, 5/2/2013	20,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.240%, 5/8/2013	50,000,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.403%, 6/4/2013	100,000,000
3,140,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.300%, 5/1/2013	3,140,000
5,490,000		Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	5,490,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014), 0.190%, 5/1/2013	24,500,000
11,465,000		Boldt Healthcare Properties, LLC, Series 2008A, (BMO Harris Bank, N.A. LOC), 0.220%, 5/9/2013	11,465,000
11,755,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.450%, 5/2/2013	11,755,000
6,105,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	6,105,000
213,000		Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	213,000
898,000		Capital One Funding Corp., Series 2001-C, (JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	898,000
9,725,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.280%, 5/9/2013	9,725,000
3,850,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	3,850,000
10,265,000		Connecticut Water Co., Series 2004, (RBS Citizens Bank N.A. LOC), 0.450%, 5/8/2013	10,265,000
4,245,000		DJD Investments, LLC, Series 2004, (PNC Bank, N.A. LOC), 0.210%, 5/2/2013	4,245,000
3,335,000		Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	3,335,000
6,850,000		Downtown Renaissance, Inc., Rocky Mountain Centre Project, Series 2004, (PNC Bank, N.A. LOC), 0.300%, 5/2/2013	6,850,000
4,900,000		Elsinore Properties LP, Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/9/2013	4,900,000
8,995,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.400%, 5/2/2013	8,995,000
1,695,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/3/2013	1,695,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (SunTrust Bank LOC), 0.180%, 5/9/2013	16,700,000
3,210,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	3,210,000
100,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.210%, 5/1/2013	100,000,000
16,035,000		Madison Hotel Investors I LLC, Series 2005 A, (BMO Harris Bank, N.A. LOC), 0.220%, 5/9/2013	16,035,000
7,620,000		Marsh Enterprises, L.L.C., Series 2003, (Fifth Third Bank, Cincinnati LOC), 0.320%, 5/2/2013	7,620,000
16,215,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	16,215,000
16,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	16,000,000
7,400,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.260%, 5/2/2013	7,400,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.280%, 5/2/2013	10,330,000
3,035,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/7/2013	3,035,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, Series 2006-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/2/2013	3,000,000
3,947,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.190%, 5/2/2013	3,947,000
6,845,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.180%, 5/1/2013	6,845,000
50,500,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.190%, 5/8/2013	50,500,000
31,085,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.180%, 5/1/2013	31,085,000
53,800,000	[1,2]	Nuveen Michigan Premium Income Municipal Fund, Inc., Variable Rate MuniFund Term Preferred Shares, Weekly VRDPs (Series 2014), 0.180%, 5/2/2013	53,800,000
5,975,000		Orthopaedic Hospital of Wisconsin LLC, Series 09-A, (Bank of Montreal LOC), 0.220%, 5/2/2013	5,975,000
3

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$14,275,000	PA SPE LLC, Series 2009 A, (BMO Harris Bank, N.A. LOC), 0.220%, 5/2/2013	$14,275,000
25,000,000	PNC Bank, N.A., 0.535%, 6/20/2013	25,001,844
3,620,000	River Road Marietta LP, Series 2006, (Fulton Bank, N.A. LOC), 1.800%, 5/2/2013	3,620,000
23,035,000	Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.240%, 5/9/2013	23,035,000
4,125,000	Santa Rosa CA Pension Obligation, Revenue Bond Series 2003A, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/2/2013	4,125,000
5,110,000	Silvio Properties, LLC, Series 2007, (Fifth Third Bank, Cincinnati LOC), 0.290%, 5/2/2013	5,110,000
16,570,000	Southeastern California Conference of Seventh-Day Adventists, Series 2008, (Bank of America N.A. LOC), 0.210%, 5/2/2013	16,570,000
7,795,000	Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/3/2013	7,795,000
6,590,000	Urban Campus Environments LLC, Series 2006, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/9/2013	6,590,000
7,305,000	WCN Properties, Inc., Series 2, (Fulton Bank, N.A. LOC), 1.800%, 5/2/2013	7,305,000
25,000,000	Wells Fargo Bank, N.A., 0.330%, 6/20/2013	25,000,000
5,350,000	West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/3/2013	5,350,000
3,670,000	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 5/1/2013	3,670,000
6,470,000	Yonkers, NY IDA, JME Associates, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 5/2/2013	6,470,000
	TOTAL	773,059,844
	Finance - Commercial—0.1%
5,000,000	General Electric Capital Corp., 0.420%, 6/20/2013	5,004,463
	Finance - Retail—0.6%
43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.754%, 5/15/2013	43,000,000
	Government Agency—0.2%
10,000,000	Berkeley County, SC IDB, (Series 1996A), 0.380%, 5/1/2013	10,000,000
7,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 5/1/2013	7,000,000
	TOTAL	17,000,000
	Metals—0.4%
7,800,000	Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007), (GTD by Nucor Corp.), 0.440%, 5/1/2013	7,800,000
17,000,000	St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 0.400%, 5/1/2013	17,000,000
	TOTAL	24,800,000
	Oil & Oil Finance—0.2%
14,525,000	Port of Port Arthur Navigation District, Revenue Bonds Series 1998, (GTD by Total S.A.), 0.320%, 5/8/2013	14,525,000
	TOTAL NOTES—VARIABLE	913,289,307
	Repurchase Agreement—2.0%
136,683,000	Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632. (AT COST)	136,683,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	6,956,484,595
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,910,583
	TOTAL NET ASSETS—100%	$6,958,395,178
4

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $1,639,482,558, which represented 23.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $1,605,082,558, which represented 23.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Devon Energy Corp., 0.350%, 5/23/2013	03/22/2013	$34,400,000	$34,400,000
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Rate MuniFund Term Preferred
VRDPs	—Variable Rate Demand Preferreds
5
Federated Tax-Free Obligations Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.0%[1,2]
		Alabama—4.3%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.220%, 5/2/2013	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	4,000,000
5,000,000	[3,4]	Alabama State Public School & College Authority, P-FLOATs (Series MT-719) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 5/2/2013	5,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.250%, 5/2/2013	8,000,000
14,905,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.250%, 5/2/2013	14,905,000
18,700,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.230%, 5/1/2013	18,700,000
24,800,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.270%, 5/2/2013	24,800,000
82,960,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.270%, 5/2/2013	82,960,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.260%, 5/2/2013	12,000,000
20,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.58% TOBs (Alabama Power Co.), Mandatory Tender 9/13/2013	20,000,000
7,000,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.180%, 5/1/2013	7,000,000
17,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.280%, 5/1/2013	17,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.230%, 5/1/2013	10,000,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/1/2013	50,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.230%, 5/1/2013	25,000,000
8,800,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.230%, 5/1/2013	8,800,000
10,780,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.260%, 5/2/2013	10,780,000
5,440,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	5,440,000
1,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.210%, 5/1/2013	1,675,000
		TOTAL	332,060,000
		Alaska—0.5%
600,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 0.210%, 5/2/2013	600,000
37,000,000		Anchorage, AK, 2.00% TANs, 9/17/2013	37,258,244
		TOTAL	37,858,244
		Arizona—0.9%
21,885,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/25/2013	21,885,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.270%, 5/2/2013	4,000,000
4,765,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.250%, 5/2/2013	4,765,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.250%, 5/2/2013	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 5/2/2013	10,135,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.220%, 5/2/2013	3,345,000
11,000,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.250%, 5/2/2013	11,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Arizona—continued
$9,800,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2013	$9,800,000
		TOTAL	72,775,000
		Arkansas—0.3%
24,000,000		Pulaski County, AR Health Facilities Board, (Series 2000B) Weekly VRDNs (Catholic Health Initiatives)/(U.S. Bank, N.A. LIQ), 0.220%, 5/1/2013	24,000,000
		California—12.3%
40,305,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.250%, 5/1/2013	40,305,000
16,885,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.220%, 5/1/2013	16,885,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.210%, 5/1/2013	36,460,000
29,625,000		California Health Facilities Financing Authority, (Series 2008G) Weekly VRDNs (Scripps Health)/(Bank of America N.A. LOC), 0.220%, 5/1/2013	29,625,000
8,500,000		California Health Facilities Financing Authority, (Series 2009H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Wells Fargo Bank, N.A. LOC), 0.210%, 5/1/2013	8,500,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.220%, 5/1/2013	10,000,000
20,000,000		California State, (Series 2004 A-10) Weekly VRDNs (Citibank NA, New York LOC), 0.230%, 5/2/2013	20,000,000
142,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	142,401,233
28,965,000		California State, Economic Recovery Bonds (Series 2004C-1) Daily VRDNs (California State Fiscal Recovery Fund)/(Bank of America N.A. LOC), 0.160%, 5/1/2013	28,965,000
3,100,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.220%, 5/2/2013	3,100,000
44,400,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/2/2013	44,400,000
47,900,000		California Statewide CDA, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.210%, 5/1/2013	47,900,000
55,100,000		California Statewide CDA, (Series 2003D) Weekly VRDNs (Kaiser Permanente), 0.200%, 5/1/2013	55,100,000
13,100,000		California Statewide CDA, (Series 2004) Daily VRDNs (North Peninsula Jewish Campus)/(Bank of America N.A. LOC), 0.220%, 5/1/2013	13,100,000
19,045,000		California Statewide CDA, (Series 2004E), 0.18% CP (Kaiser Permanente), Mandatory Tender 8/1/2013	19,045,000
30,000,000		California Statewide CDA, (Series 2004I), 0.21% CP (Kaiser Permanente), Mandatory Tender 6/11/2013	30,000,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.270%, 5/2/2013	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.230%, 5/2/2013	22,910,000
28,000,000		California Statewide CDA, (Series 2008B), 0.20% CP (Kaiser Permanente), Mandatory Tender 6/6/2013	28,000,000
16,000,000		California Statewide CDA, (Series 2008C) Weekly VRDNs (Rady Children's Hospital-San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.220%, 5/2/2013	16,000,000
10,000,000		California Statewide CDA, (Series 2009B-4), 0.19% CP (Kaiser Permanente), Mandatory Tender 10/1/2013	10,000,000
10,000,000		California Statewide CDA, (Series B-5), 0.19% CP (Kaiser Permanente), Mandatory Tender 10/8/2013	10,000,000
41,175,000		East Bay Municipal Utility District, CA Water System, (Series 2008 A-4) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 5/1/2013	41,175,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.32% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	15,000,000
5,105,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.220%, 5/1/2013	5,105,000
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.220%, 5/2/2013	14,000,000
28,050,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.230%, 5/2/2013	28,050,000
55,000,000		Los Angeles, CA, (Series D), 2.00% TRANs, 5/30/2013	55,078,175
67,000,000		Los Angeles, CA, (Series E), 2.00% TRANs, 6/27/2013	67,185,742
19,685,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Barclays Bank PLC LIQ), 0.200%, 5/2/2013	19,685,000
19,800,000		Metropolitan Water District of Southern California, (Series 2000 B-4) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.200%, 5/1/2013	19,800,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.220%, 5/2/2013	10,125,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$9,045,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.220%, 5/2/2013	$9,045,000
9,985,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.210%, 5/2/2013	9,985,000
20,000,000		Torrance, CA, 1.00% TRANs, 7/4/2013	20,026,233
		TOTAL	953,456,383
		Colorado—0.8%
3,350,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.230%, 5/2/2013	3,350,000
1,630,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/2/2013	1,630,000
16,880,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/2/2013	16,880,000
14,250,000		Jefferson County, CO School District No. R-001, (Series A), 1.50% TANs, 6/28/2013	14,279,056
8,755,000		Traer Creek Metropolitan Distirct, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 1.000%, 5/1/2013	8,755,000
15,800,000		Traer Creek Metropolitan Distirct, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 1.000%, 5/1/2013	15,800,000
		TOTAL	60,694,056
		Connecticut—0.2%
14,000,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.220%, 5/2/2013	14,000,000
		District of Columbia—1.0%
4,045,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 5/3/2013	4,045,000
4,730,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	4,730,000
12,465,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	12,465,000
12,625,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	12,625,000
14,185,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	14,185,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.220%, 5/2/2013	26,665,000
		TOTAL	74,715,000
		Florida—6.9%
49,990,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.15% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 6/4/2013	49,990,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 5/2/2013	28,375,000
1,500,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.220%, 5/2/2013	1,500,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.220%, 5/2/2013	18,000,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 5/1/2013	9,750,000
6,555,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(PNC Bank, N.A. LOC), 0.220%, 5/1/2013	6,555,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.240%, 5/2/2013	15,865,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07), 0.25% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/8/2014	4,705,000
12,700,000		Highlands County, FL Health Facilities Authority, (Series 2012I-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group), 0.200%, 5/2/2013	12,700,000
5,000,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.180%, 5/1/2013	5,000,000
3,300,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	3,300,000
1,500,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 5/2/2013	1,500,000
45,985,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 5/2/2013	45,985,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.240%, 5/2/2013	$113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 5/2/2013	22,600,000
80,345,000	[3,4]	Palm Beach County, FL School Board, PUTTERs (Series 4078) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 5/1/2013	80,345,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.230%, 5/2/2013	10,000,000
82,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.200%, 5/1/2013	82,000,000
3,000,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/2/2013	3,000,000
11,625,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.17% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 7/17/2013	11,625,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.320%, 5/2/2013	10,000,000
		TOTAL	536,545,000
		Georgia—2.6%
13,915,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.230%, 5/2/2013	13,915,000
11,600,000		Burke County, GA Development Authority, (Series 2010A) Weekly VRDNs (Oglethorpe Power Corp.)/(Bank of America N.A. LOC), 0.230%, 5/1/2013	11,600,000
3,810,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	3,810,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.270%, 5/2/2013	10,000,000
1,975,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.270%, 5/2/2013	1,975,000
1,920,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.270%, 5/2/2013	1,920,000
1,600,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/2/2013	1,600,000
6,990,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	6,990,000
53,615,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.260%, 5/1/2013	53,615,000
5,970,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP), 0.27% TOBs (Wells Fargo & Co. LIQ), Optional Tender 6/13/2013	5,970,000
8,540,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	8,540,000
2,500,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.220%, 5/1/2013	2,500,000
63,260,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.220%, 5/2/2013	63,260,000
11,890,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 5/1/2013	11,890,000
1,430,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	1,430,000
		TOTAL	199,015,000
		Hawaii—0.1%
10,315,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	10,315,000
		Idaho—0.3%
27,325,000	[3,4]	Boise State University, Solar Eclipse (Series 2007-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	27,325,000
		Illinois—9.3%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.220%, 5/2/2013	12,410,000
29,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.240%, 5/2/2013	29,085,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.280%, 5/2/2013	$3,700,000
9,310,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.230%, 5/2/2013	9,310,000
10,940,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/2/2013	10,940,000
17,000,000	[3,4]	Chicago, IL Water Revenue, Clipper Tax-Exempt Certificates Trust (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.220%, 5/2/2013	17,000,000
5,175,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.250%, 5/2/2013	5,175,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.210%, 5/1/2013	33,200,000
750,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.410%, 5/2/2013	750,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.260%, 5/1/2013	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.340%, 5/2/2013	7,000,000
15,000,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Barclays Bank PLC LOC), 0.230%, 5/2/2013	15,000,000
4,540,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.250%, 5/2/2013	4,540,000
22,135,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.220%, 5/2/2013	22,135,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.250%, 5/1/2013	62,700,000
92,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 5/1/2013	92,900,000
38,775,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 5/1/2013	38,775,000
14,550,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.230%, 5/2/2013	14,550,000
12,500,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.220%, 5/2/2013	12,500,000
12,900,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.230%, 5/2/2013	12,900,000
76,640,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Northern Trust Co., Chicago, IL LIQ), 0.210%, 5/1/2013	76,640,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.210%, 5/2/2013	9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.32% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	26,955,000
9,995,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2012-99C), 0.37% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	9,995,000
1,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/1/2013	1,800,000
12,000,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.220%, 5/3/2013	12,000,000
27,245,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	27,245,000
12,000,000		Illinois State Toll Highway Authority, (2007 Series A-1b) Weekly VRDNs (PNC Bank, N.A. LOC), 0.220%, 5/2/2013	12,000,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.220%, 5/2/2013	2,100,000
20,000,000		Illinois State Toll Highway Authority, (2007 Series A-2c) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.220%, 5/2/2013	20,000,000
8,000,000		Illinois State Unemployment Insurance Fund Building Receipts, 2.00% Bonds, 6/15/2013	8,016,894
25,735,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 5/2/2013	25,735,000
19,685,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/2/2013	19,685,000
10,785,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/2/2013	10,785,000
31,575,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/2/2013	31,575,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$13,465,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/2/2013	$13,465,000
6,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.240%, 5/2/2013	6,995,000
		TOTAL	725,946,894
		Indiana—1.3%
1,510,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/2/2013	1,510,000
10,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.270%, 5/1/2013	10,000,000
12,230,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011D) Weekly VRDNs (Indiana University Health Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.210%, 5/1/2013	12,230,000
15,800,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011E) Weekly VRDNs (Indiana University Health Obligated Group)/(Bank of America N.A. LOC), 0.210%, 5/1/2013	15,800,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.220%, 5/2/2013	12,000,000
4,590,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.250%, 5/2/2013	4,590,000
4,465,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.240%, 5/2/2013	4,465,000
10,000,000		Indiana State Finance Authority, (Series 2012C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.220%, 5/2/2013	10,000,000
12,425,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2012-96C), 0.37% TOBs (Community Health Network)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/14/2013	12,425,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 5/2/2013	6,500,000
10,190,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.290%, 5/2/2013	10,190,000
		TOTAL	99,710,000
		Iowa—1.3%
12,305,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.210%, 5/2/2013	12,305,000
12,000,000		Iowa Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.270%, 5/2/2013	12,000,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.260%, 5/2/2013	23,500,000
13,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.270%, 5/1/2013	13,900,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.220%, 5/2/2013	40,000,000
		TOTAL	101,705,000
		Kansas—0.2%
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.230%, 5/2/2013	5,400,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.220%, 5/2/2013	10,195,000
		TOTAL	15,595,000
		Kentucky—0.7%
10,415,000		Boyle County, KY, (Series 2006) Weekly VRDNs (Ephraim McDowell Health Project)/(Branch Banking & Trust Co. LOC), 0.240%, 5/2/2013	10,415,000
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.320%, 5/2/2013	16,000,000
13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.320%, 5/2/2013	13,000,000
15,000,000		Pikeville, KY, (Series 2013), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2014	15,084,591
3,505,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.240%, 5/3/2013	3,505,000
		TOTAL	58,004,591
		Louisiana—3.1%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.340%, 5/1/2013	25,000,000
14,100,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.37% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/1/2013	14,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.270%, 5/1/2013	$4,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.270%, 5/1/2013	3,350,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	12,125,000
20,925,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	20,925,000
15,270,000	[3,4]	Louisiana State Gas & Fuels second lien, PUTTERs (Series 2378) Weekly VRDNs (Deutsche Bank AG LIQ), 0.240%, 5/2/2013	15,270,000
103,000,000	[3,4]	Louisiana State Gas & Fuels second lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.220%, 5/2/2013	103,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels second lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.210%, 5/2/2013	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.270%, 5/2/2013	5,400,000
		TOTAL	241,000,000
		Maine—0.3%
3,360,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	3,360,000
21,500,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (Bank of New York Mellon LIQ), 0.200%, 5/1/2013	21,500,000
		TOTAL	24,860,000
		Maryland—1.8%
7,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.220%, 5/2/2013	7,450,000
62,600,000		Baltimore County, MD, (Series 2013), 1.50% BANs, 2/24/2014	63,245,592
3,280,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 5/7/2013	3,280,000
22,050,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.220%, 5/1/2013	22,050,000
1,093,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 5/7/2013	1,093,000
33,030,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010) Weekly VRDNs (Stevenson University, MD)/(Bank of America N.A. LOC), 0.240%, 5/2/2013	33,030,000
1,464,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 5/7/2013	1,464,000
3,170,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 5/3/2013	3,170,000
8,505,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.200%, 5/1/2013	8,505,000
		TOTAL	143,287,592
		Massachusetts—1.2%
31,500,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.250%, 5/1/2013	31,500,000
10,000,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 10/9/2013	10,000,000
20,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.240%, 5/2/2013	20,000,000
18,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.17% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 7/1/2013	18,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.310%, 5/2/2013	8,000,000
5,905,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.310%, 5/2/2013	5,905,000
		TOTAL	93,405,000
		Michigan—3.3%
14,075,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.260%, 5/2/2013	14,075,000
29,150,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 5/2/2013	29,150,000
8,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.210%, 5/1/2013	8,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$11,000,000		Michigan Finance Authority, (Series 2012B-1), 2.00% RANs, 8/20/2013	$11,054,400
65,000,000		Michigan Finance Authority, (Series 2012B-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2013	65,340,983
3,455,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/2/2013	3,455,000
5,915,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	5,915,000
4,400,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.270%, 5/2/2013	4,400,000
26,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.200%, 5/2/2013	26,000,000
8,660,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.310%, 5/2/2013	8,660,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.310%, 5/2/2013	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.310%, 5/2/2013	7,100,000
1,000,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group )/(Citibank NA, New York LIQ), 0.230%, 5/2/2013	1,000,000
7,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	7,000,000
3,455,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.230%, 5/2/2013	3,455,000
6,220,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.260%, 5/2/2013	6,220,000
5,165,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.230%, 5/2/2013	5,165,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/2/2013	1,000,000
37,175,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.220%, 5/2/2013	37,175,000
895,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.230%, 5/2/2013	895,000
3,245,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/1/2013	3,245,000
		TOTAL	258,805,383
		Minnesota—1.2%
4,900,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.210%, 5/2/2013	4,900,000
6,000,000		Little Falls, MN ISD 482, (Series 2012A), 1.50% TANs (GTD by Minnesota State), 9/27/2013	6,028,059
9,310,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.210%, 5/2/2013	9,310,000
12,260,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.210%, 5/2/2013	12,260,000
15,905,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.230%, 5/1/2013	15,905,000
13,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	13,345,000
1,000,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.210%, 5/2/2013	1,000,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.210%, 5/2/2013	4,560,000
6,300,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.200%, 5/1/2013	6,300,000
2,635,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.220%, 5/2/2013	2,635,000
3,000,000		South St. Paul, MN ISD No. 006, (Series 2012B), 0.80% TANs (GTD by Minnesota State), 9/27/2013	3,006,224
3,900,000		St. Cloud, MN ISD No. 742, (Series 2012B), 1.50% TANs (GTD by Minnesota State), 8/13/2013	3,913,290
5,000,000		St. Francis, MN ISD#015, (Series B), 1.50% TANs (GTD by Minnesota State), 9/7/2013	5,021,488
2,765,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2013	2,765,000
		TOTAL	90,949,061
		Mississippi—1.0%
56,640,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.230%, 5/2/2013	56,640,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—continued
$6,500,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/2/2013	$6,500,000
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	12,230,000
		TOTAL	75,370,000
		Missouri—2.0%
8,575,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.320%, 5/2/2013	8,575,000
11,675,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.220%, 5/1/2013	11,675,000
20,865,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.220%, 5/1/2013	20,865,000
12,950,000	[3,4]	Missouri Joint Municipal Electric Utility Commision, PUTTERs (Series 4133) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/2/2013	12,950,000
30,300,000		Missouri State HEFA, (Series 2009) Daily VRDNs (Bethesda Heath Group, Inc.)/(U.S. Bank, N.A. LOC), 0.190%, 5/1/2013	30,300,000
25,610,000	[3,4]	Missouri State HEFA, Stage Trust (Series 2012-107C), 0.37% TOBs (Mercy Health Systems)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	25,610,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 5/2/2013	26,000,000
20,000,000		St. Louis, MO, 2.00% TRANs, 5/30/2013	20,028,264
		TOTAL	156,003,264
		Multi-State—0.0%
745,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) (Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.270%, 5/2/2013	745,000
		Nebraska—1.2%
82,090,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.220%, 5/2/2013	82,090,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.270%, 5/2/2013	10,000,000
		TOTAL	92,090,000
		Nevada—2.3%
40,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-2), 2.00% BANs, 7/1/2013	40,110,001
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.230%, 5/1/2013	6,500,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3) Weekly VRDNs (Bank of America N.A. LOC), 0.230%, 5/1/2013	59,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.220%, 5/2/2013	28,500,000
43,500,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 5/2/2013	43,500,000
		TOTAL	178,460,001
		New Hampshire—0.4%
15,855,000		New Hampshire HEFA, (Series 2007) Weekly VRDNs (New London Hospital)/(Bank of New York Mellon LOC), 0.220%, 5/2/2013	15,855,000
11,540,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (Dartmouth College, NH)/(U.S. Bank, N.A. LIQ), 0.210%, 5/1/2013	11,540,000
		TOTAL	27,395,000
		New Jersey—1.5%
6,243,300		Bernardsville, NJ, 1.00% BANs, 2/20/2014	6,275,948
5,484,000		Cinnaminson, NJ, (Series 2012A), 1.50% BANs, 5/23/2013	5,486,195
6,000,000		Clinton Township, NJ, 1.00% BANs, 1/31/2014	6,023,823
8,420,614		Englewood Cliffs, NJ, 1.00% BANs, 3/21/2014	8,466,710
8,478,000		Freehold Township, NJ, 1.00% BANs, 12/18/2013	8,505,762
9,462,800		Glen Rock, NJ, 1.00% BANs, 1/17/2014	9,496,454
3,850,000		Hasbrouck Heights, NJ, 1.00% BANs, 3/28/2014	3,867,352
1,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008C) Weekly VRDNs (AHS Hospital Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/2/2013	1,000,000
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 5/2/2013	28,170,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$13,300,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	$13,359,823
24,000,000		Vineland, NJ, 1.00% BANs, 7/18/2013	24,026,787
4,404,200		Waldwick, NJ, 1.00% BANs, 3/28/2014	4,426,047
		TOTAL	119,104,901
		New Mexico—1.6%
126,140,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.220%, 5/2/2013	126,140,000
		New York—9.3%
10,000,000		Buffalo, NY, 1.00% BANs, 4/30/2014	10,066,517
37,800,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	38,161,039
12,061,359		Dundee, NY CSD, 1.25% BANs, 6/20/2013	12,072,032
14,990,000		MTA Dedicated Tax Fund, (Series 2008B-1) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.220%, 5/2/2013	14,990,000
10,000,000		MTA Transportation Revenue, (Series 2002G-1) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.210%, 5/2/2013	10,000,000
63,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.230%, 5/1/2013	63,000,000
18,630,000		New York City Housing Development Corp., (Series 2009A) Weekly VRDNs (Q Student Redsidences, LLC)/(RBS Citizens Bank N.A. LOC), 0.250%, 5/2/2013	18,630,000
15,200,000		New York City Housing Development Corp., (Series 2012M), 0.20% TOBs, Mandatory Tender 10/1/2013	15,200,000
50,000,000		New York City Liberty Development Corp., (Series A-1), 0.25% TOBs (3 World Trade Center)/(GTD by United States Treasury) 8/22/2013	50,000,000
34,100,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-3A) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.180%, 5/1/2013	34,100,000
74,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.230%, 5/1/2013	74,900,000
13,815,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	13,815,000
40,925,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.230%, 5/1/2013	40,925,000
6,500,000		New York City, NY, (Fiscal 2003 Series C-4) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.220%, 5/2/2013	6,500,000
68,375,000		New York City, NY, (Fiscal 2006 Series E-4) Weekly VRDNs (Bank of America N.A. LOC), 0.230%, 5/2/2013	68,375,000
8,750,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.260%, 5/2/2013	8,750,000
42,300,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.300%, 5/2/2013	42,300,000
42,000,000		New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.230%, 5/1/2013	42,000,000
20,000,000		New York Liberty Development Corporation, 0.25% TOBs (3 World Trade Center)/(GTD by United States Treasury) 8/22/2013	20,000,000
6,700,000		New York State Energy Research & Development Authority, (Series 2005A-1) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.210%, 5/1/2013	6,700,000
32,540,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.260%, 5/1/2013	32,540,000
35,300,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.260%, 5/1/2013	35,300,000
67,557,380		North Hempstead, NY, 0.60% BANs, 4/9/2014	67,797,990
		TOTAL	726,122,578
		North Carolina—2.1%
18,630,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.320%, 5/2/2013	18,630,000
6,910,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.220%, 5/1/2013	6,910,000
13,545,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.220%, 5/1/2013	13,545,000
5,060,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	5,060,000
3,700,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	3,700,000
3,255,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	3,255,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$8,040,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	$8,040,000
6,940,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/2/2013	6,940,000
9,105,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	9,105,000
5,330,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	5,330,000
14,600,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.210%, 5/1/2013	14,600,000
15,770,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.210%, 5/1/2013	15,770,000
4,300,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	4,300,000
7,500,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	7,500,000
5,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.27% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 6/13/2013	5,515,000
4,585,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	4,585,000
28,915,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.220%, 5/2/2013	28,915,000
		TOTAL	161,700,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 5/1/2013	29,124,000
		Ohio—1.1%
5,955,000		Avon, OH, 1.00% BANs, 6/27/2013	5,961,015
30,960,000		Columbus, OH Regional Airport Authority, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.210%, 5/2/2013	30,960,000
900,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/2/2013	900,000
6,000,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.230%, 5/2/2013	6,000,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.220%, 5/2/2013	10,000,000
11,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.270%, 5/1/2013	11,000,000
13,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.260%, 5/1/2013	13,415,000
5,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.220%, 5/2/2013	5,200,000
		TOTAL	83,436,015
		Oklahoma—0.6%
6,570,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/2/2013	6,570,000
40,460,000		Oklahoma State Turnpike Authority, (Series 2006E) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 5/1/2013	40,460,000
		TOTAL	47,030,000
		Pennsylvania—3.4%
29,300,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.230%, 5/1/2013	29,300,000
8,300,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.200%, 5/2/2013	8,300,000
13,500,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.220%, 5/2/2013	13,500,000
2,900,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.220%, 5/1/2013	2,900,000
1,310,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.310%, 5/2/2013	1,310,000
15,800,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.230%, 5/2/2013	15,800,000
1,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 5/2/2013	1,845,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,815,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.250%, 1/2/2014	$3,837,892
8,000,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.250%, 4/15/2014	8,066,921
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 5/2/2013	27,945,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.220%, 5/2/2013	5,000,000
7,500,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.220%, 5/2/2013	7,500,000
8,645,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 5/1/2013	8,645,000
8,185,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	8,185,000
2,030,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.240%, 5/2/2013	2,030,000
20,140,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.210%, 5/2/2013	20,140,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/2/2013	4,600,000
2,730,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.220%, 5/2/2013	2,730,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.220%, 5/2/2013	100,000
4,835,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.220%, 5/2/2013	4,835,000
19,870,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.220%, 5/2/2013	19,870,000
6,550,000		Philadelphia, PA Authority for Industrial Development, (2007 Series B-3) Weekly VRDNs (PNC Bank, N.A. LOC), 0.220%, 5/2/2013	6,550,000
44,000,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.230%, 5/2/2013	44,000,000
3,520,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.220%, 5/2/2013	3,520,000
16,035,000		Washington County, PA Hospital Authority, (Series 2007B) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.220%, 5/2/2013	16,035,000
		TOTAL	266,544,813
		South Carolina—0.3%
2,175,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	2,175,000
4,200,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.280%, 5/2/2013	4,200,000
8,890,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 5/2/2013	8,890,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.320%, 5/2/2013	4,000,000
4,890,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	4,890,000
		TOTAL	24,155,000
		Tennessee—1.7%
41,190,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.250%, 5/1/2013	41,190,000
5,365,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.250%, 5/1/2013	5,365,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.250%, 5/1/2013	1,470,000
11,115,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.450%, 5/1/2013	11,115,000
10,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.450%, 5/1/2013	10,100,000
25,415,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.310%, 5/2/2013	25,415,000
4,630,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	4,630,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.450%, 5/1/2013	$10,095,000
19,600,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.220%, 5/2/2013	19,600,000
		TOTAL	128,980,000
		Texas—10.5%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.230%, 5/2/2013	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.250%, 5/2/2013	24,150,000
39,510,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.210%, 5/1/2013	39,510,000
10,395,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.230%, 5/2/2013	10,395,000
16,100,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.200%, 5/1/2013	16,100,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.22% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/5/2013	28,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.23% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 6/5/2013	57,500,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.30% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/25/2013	9,815,000
21,570,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.220%, 5/2/2013	21,570,000
20,000,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.230%, 5/2/2013	20,000,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.220%, 5/2/2013	11,000,000
48,000,000		Houston, TX Combined Utility System, (Series 2004B-5) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.210%, 5/2/2013	48,000,000
15,000,000		Houston, TX, (Series E-1), 0.22% CP, Mandatory Tender 5/16/2013	15,000,000
11,260,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.270%, 5/2/2013	11,260,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.280%, 5/2/2013	13,665,000
9,380,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/2/2013	9,380,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.250%, 5/2/2013	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.37% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 12/11/2013	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.37% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/11/2013	16,830,000
11,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.240%, 5/1/2013	11,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.240%, 5/1/2013	25,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.17% CP, Mandatory Tender 7/3/2013	16,750,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.570%, 5/2/2013	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.220%, 5/2/2013	15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B), 0.310%, 5/2/2013	10,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.230%, 5/2/2013	8,685,000
50,000,000		Texas State, (Series 2012), 2.50% TRANs, 8/30/2013	50,383,587
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.250%, 5/2/2013	23,000,000
164,100,000	[3,4]	Texas State, PUTTERs (Series 4262) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 5/1/2013	164,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$43,800,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 5/1/2013	$43,800,000
14,030,000		Texas State, Veterans Bonds (Series 2012A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 5/1/2013	14,030,000
10,270,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.30% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	10,270,000
11,120,000	[3,4]	Waco, TX Education Finance Corp., Stage Trust (Series 2012-94C), 0.37% TOBs (Baylor University)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 11/14/2013	11,120,000
		TOTAL	816,503,587
		Utah—0.2%
18,495,000		Murray City, Utah Hospital Revenue, (Series 2005C) Daily VRDNs (IHC Health Services, Inc.)/(Northern Trust Co., Chicago, IL LIQ), 0.180%, 5/1/2013	18,495,000
		Virginia—1.3%
10,000,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	10,000,000
5,000,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.300%, 5/2/2013	5,000,000
8,000,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.190%, 5/1/2013	8,000,000
7,500,000		Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.220%, 5/2/2013	7,500,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	9,375,000
16,435,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	16,435,000
9,200,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.340%, 5/2/2013	9,200,000
20,835,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	20,835,000
9,350,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.220%, 5/2/2013	9,350,000
6,500,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.210%, 5/2/2013	6,500,000
		TOTAL	102,195,000
		Washington—0.6%
16,250,000		Chelan County, WA Public Utility District No. 1, Consolidated System Revenue Bonds (Series 2008B) Weekly VRDNs (Union Bank, N.A. LIQ), 0.230%, 5/1/2013	16,250,000
3,360,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	3,360,000
10,650,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.30% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	10,650,000
16,250,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	16,250,000
		TOTAL	46,510,000
		West Virginia—1.1%
50,080,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.260%, 5/2/2013	50,080,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.210%, 5/2/2013	10,800,000
23,600,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.250%, 5/2/2013	23,600,000
		TOTAL	84,480,000
		Wisconsin—3.8%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) (Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.220%, 5/2/2013	22,000,000
4,000,000		Milwaukee, WI, (Series 2012 C-6), 0.180%, 5/2/2013	4,000,000
25,000,000		Milwaukee, WI, (Series 2012 R-7), 0.250%, 5/16/2013	25,000,000
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 5/2/2013	3,935,000
15,000,000		Western Technical College District, WI, (Series 2013B), 1.50% BANs, 3/5/2014	15,018,476
20,000,000		Wisconsin HEFA, (Series 2010C), 0.16% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 5/7/2013	20,000,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.230%, 5/2/2013	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.540%, 5/2/2013	3,770,000
4,565,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 5/2/2013	4,565,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Wisconsin—continued
$3,700,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/2/2013	$3,700,000
33,453,000		Wisconsin State, (Series 2006-A), 0.15% CP, Mandatory Tender 6/4/2013	33,453,000
110,916,000		Wisconsin State, GO Extendible Municipal Commercial Paper, CPX 0.180%—0.210%, 7/1/2013 - 8/7/2013	110,916,000
22,915,000	[3,4]	Wisconsin State, Stage Trust (Series 2012-111C), 0.27% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 6/13/2013	22,915,000
		TOTAL	292,437,476
		Wyoming—0.7%
50,000,000		Sweetwater County, WY PCRB, (Series 1988A), 0.25% CP (Pacificorp)/(Royal Bank of Scotland PLC, Edinburgh LOC), Mandatory Tender 5/21/2013	50,000,000
760,000		Sweetwater County, WY PCRB, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.220%, 5/1/2013	760,000
		TOTAL	50,760,000
		TOTAL MUNICIPAL INVESTMENTS—101.0% (AT AMORTIZED COST)[5]	7,849,808,839
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[6]	(76,551,433)
		TOTAL NET ASSETS—100%	$7,773,257,406
At April 30, 2013, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $1,747,080,000, which represented 22.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $1,747,080,000, which represented 22.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
COP	—Certificates of Participation
CP	—Commercial Paper
CPX	—Extendible Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRNs	—Variable Rate Notes
16
Federated Treasury Obligations Fund
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		Repurchase Agreements—70.0%
$403,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.12%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,098,700 on 5/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $479,468,784.	$403,000,000
215,000,000		Interest in $425,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $425,001,653 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2019 and the market value of those underlying securities was $433,501,769.	215,000,000
200,000,000	[1]	Repurchase agreement 0.12%, dated 4/2/2013 under which Bank of Montreal will repurchase securities provided as collateral for $200,060,667 on 7/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $204,019,728.	200,000,000
1,280,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,005,833 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $1,530,005,986.	1,280,000,000
3,290,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,014,583 on 5/1/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $3,566,308,631.	3,290,000,000
300,000,000		Repurchase agreement 0.15%, dated 4/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $300,001,250 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-par ty agent, were U.S. Treasury securities with various maturities to 7/31/2017 and the market value of those underlying securities was $306,001,311.	300,000,000
465,000,000		Interest in $675,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $675,002,813 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $688,502,884.	465,000,000
50,000,000		Interest in $150,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $150,000,583 on 5/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $153,000,201.	50,000,000
115,000,000		Interest in $225,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $225,000,875 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $229,501,315.	115,000,000
191,000,000		Repurchase agreement 0.14%, dated 4/30/2013 under which CS First Boston Corp. will repurchase a security provided as collateral for $191,000,743 on 5/1/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 3/15/2015 and the market value of that underlying security was $194,823,121.	191,000,000
150,000,000		Interest in $250,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,972 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2017 and the market value of those underlying securities was $255,001,049.	150,000,000
650,000,000		Interest in $750,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,002,917 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $765,003,028.	650,000,000
3,021,742,000		Interest in $4,000,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,015,556 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $4,080,016,288.	3,021,742,000
176,000,000		Repurchase agreement 0.04%, dated 4/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $176,000,196 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $179,520,214.	176,000,000
864,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 4/24/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,011,667 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,020,011,944.	864,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$790,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,020,004,057.	$790,000,000
551,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.12%, dated 4/3/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,070,400 on 5/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2017 and the market value of those underlying securities was $652,858,843.	551,000,000
1,021,000,000	[1]	Interest in $1,183,000,000 joint repurchase agreement 0.14%, dated 3/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,183,142,617 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2020 and the market value of those underlying securities was $1,206,800,896.	1,021,000,000
62,926,000		Repurchase agreement 0.14%, dated 4/30/2013 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $62,926,245 on 5/1/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 8/31/2017 and the market value of that underlying security was $64,184,678.	62,926,000
580,000,000		Interest in $800,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,003,333 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $816,297,979.	580,000,000
250,000,000	[1]	Repurchase agreement 0.12%, dated 4/11/2013 under which RBS Securities, Inc. will repurchase a security provided as collateral for $250,026,667 on 5/13/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 4/15/2016 and the market value of that underlying security was $255,018,453.	250,000,000
87,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 0.13%, dated 4/15/2013 under which RBS Securities, Inc. will repurchase a security provided as collateral for $100,010,833 on 5/15/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 4/15/2016 and the market value of that underlying security was $102,009,378.	87,000,000
80,216,000		Interest in $130,216,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which RBS Securities, Inc. will repurchase a security provided as collateral for $130,216,506 on 5/1/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 4/15/2016 and the market value of that underlying security was $132,824,814.	80,216,000
1,715,000,000		Interest in $1,925,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,925,008,021 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $1,963,508,269.	1,715,000,000
431,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 4/29/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,008,750 on 5/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,005,947.	431,000,000
		TOTAL REPURCHASE AGREEMENTS	16,938,884,000
		U.S. Treasury—29.9%
100,000,000	[2]	United States Treasury Bills, 0.110%, 8/8/2013	99,969,750
215,500,000	[2]	United States Treasury Bills, 0.130%, 8/22/2013	215,412,064
801,200,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	807,527,216
206,350,000		United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	207,814,478
167,250,000		United States Treasury Notes, 0.250%, 2/28/2014	167,388,389
94,750,000		United States Treasury Notes, 0.250% - 1.750%, 1/31/2014	95,105,100
598,750,000		United States Treasury Notes, 0.250% - 2.000%, 11/30/2013	602,638,587
840,900,000		United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	845,670,738
638,500,000		United States Treasury Notes, 0.500%, 10/15/2013	639,465,993
477,750,000		United States Treasury Notes, 0.500% - 4.250%, 11/15/2013	484,672,059
108,250,000		United States Treasury Notes, 0.750%, 9/15/2013	108,481,723
55,000,000		United States Treasury Notes, 0.750%, 12/15/2013	55,218,625
249,750,000		United States Treasury Notes, 1.000%, 7/15/2013	250,139,865
272,750,000		United States Treasury Notes, 1.000%, 1/15/2014	274,408,893
514,900,000		United States Treasury Notes, 1.125%, 6/15/2013	515,483,722
207,250,000		United States Treasury Notes, 1.250%, 3/15/2014	209,179,071
90,325,000		United States Treasury Notes, 1.250%, 4/15/2014	91,242,319
233,250,000		United States Treasury Notes, 1.250% - 4.000%, 2/15/2014	236,333,574
2

Principal Amount		Value
	U.S. Treasury—continued
$425,000,000	United States Treasury Notes, 1.375%, 5/15/2013	$425,190,791
281,000,000	United States Treasury Notes, 3.375%, 6/30/2013	282,488,309
165,000,000	United States Treasury Notes, 3.375%, 7/31/2013	166,312,695
457,000,000	United States Treasury Notes, 4.250%, 8/15/2013	462,497,197
	TOTAL U.S. TREASURY	7,242,641,158
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[3]	24,181,525,158
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	31,333,425
	TOTAL NET ASSETS—100%	$24,212,858,583
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—68.7%
$3,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.12%, dated 3/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,098,700 on 5/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $479,468,784.	$3,000,000
10,000,000		Interest in $425,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $425,001,653 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2019 and the market value of those underlying securities was $433,501,769.	10,000,000
10,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,005,833 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $1,530,005,986.	10,000,000
10,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,014,583 on 5/1/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $3,566,308,631.	10,000,000
10,000,000		Interest in $675,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $675,002,813 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $688,502,884.	10,000,000
10,000,000		Interest in $225,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which CS First Boston Corp. will repurchase securities provided as collateral for $225,000,875 on 5/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $229,501,315.	10,000,000
4,261,000		Interest in $4,000,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,015,556 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $4,080,016,288.	4,261,000
8,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 4/24/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,011,667 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,020,011,944.	8,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 4/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,020,004,057.	10,000,000
4,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.12%, dated 4/3/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,070,400 on 5/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2017 and the market value of those underlying securities was $652,858,843.	4,000,000
7,000,000	[1]	Interest in $1,183,000,000 joint repurchase agreement 0.14%, dated 3/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,183,142,617 on 5/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2020 and the market value of those underlying securities was $1,206,800,896.	7,000,000
10,000,000		Interest in $800,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,003,333 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $816,297,979.	10,000,000
1,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 0.13%, dated 4/15/2013 under which RBS Securities, Inc. will repurchase a security provided as collateral for $100,010,833 on 5/15/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 4/15/2016 and the market value of that underlying security was $102,009,378.	1,000,000
10,000,000		Interest in $1,925,000,000 joint repurchase agreement 0.15%, dated 4/30/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,925,008,021 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $1,963,508,269.	10,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$3,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 4/29/2013 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,008,750 on 5/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,005,947.	$3,000,000
		TOTAL REPURCHASE AGREEMENTS	110,261,000
		U.S. Treasury—31.2%
2,000,000	[2]	United States Treasury Bills, 0.130%, 8/22/2013	1,999,184
5,450,000		United States Treasury Notes, 0.125%—3.125%, 8/31/2013	5,493,600
1,500,000		United States Treasury Notes, 0.125%—3.125%, 9/30/2013	1,512,004
1,000,000		United States Treasury Notes, 0.250%, 1/31/2014	1,000,773
1,000,000		United States Treasury Notes, 0.250%, 2/28/2014	1,000,827
5,000,000		United States Treasury Notes, 0.250%—2.000%, 11/30/2013	5,036,869
6,000,000		United States Treasury Notes, 0.250%—2.750%, 10/31/2013	6,027,745
2,500,000		United States Treasury Notes, 0.500%, 10/15/2013	2,503,704
3,500,000		United States Treasury Notes, 0.500%—4.250%, 11/15/2013	3,556,823
1,250,000		United States Treasury Notes, 0.750%, 9/15/2013	1,252,676
1,500,000		United States Treasury Notes, 1.000%, 7/15/2013	1,502,342
1,500,000		United States Treasury Notes, 1.000%, 1/15/2014	1,509,138
6,000,000		United States Treasury Notes, 1.125%, 6/15/2013	6,006,924
2,400,000		United States Treasury Notes, 1.250%, 2/15/2014	2,420,657
1,250,000		United States Treasury Notes, 1.250%, 3/15/2014	1,261,635
500,000		United States Treasury Notes, 1.250%, 4/15/2014	505,078
3,500,000		United States Treasury Notes, 1.375%, 5/15/2013	3,501,571
2,000,000		United States Treasury Notes, 3.375%, 6/30/2013	2,010,543
1,000,000		United States Treasury Notes, 3.375%, 7/31/2013	1,007,956
1,000,000		United States Treasury Notes, 4.250%, 8/15/2013	1,012,024
		TOTAL U.S. TREASURY	50,122,073
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[3]	160,383,073
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	199,297
		TOTAL NET ASSETS—100%	$160,582,370
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 19, 2013